UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® International Bond Index Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2021
Japan	13.4%
China	11.2%
France	7.7%
Canada	7.3%
Germany	7.1%
United States of America	6.3%
Italy	6.3%
United Kingdom	5.5%
Spain	4.5%
Other*	30.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	15.6%
AA	13.6%
A	19.6%
BBB	14.3%
BB and Below	0.4%
Not Rated	33.0%
Short-Term Investments and Net Other Assets	3.5%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Corporate Bonds	28.5%
Government Obligations	63.7%
Supranational Obligations	4.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign Currency Contracts - (96.5)%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.5%
		Principal Amount(a)	Value
Australia - 0.8%
New South Wales Treasury Corp.:
1% 2/8/24	AUD	$341,000	$260,276
1.25% 3/20/25	AUD	803,000	616,087
2% 3/20/31	AUD	126,000	96,295
Western Australia Treasury Corp.:
2.5% 7/23/24	AUD	394,000	313,744
3% 10/21/26	AUD	560,000	463,389

TOTAL AUSTRALIA			1,749,791

Austria - 0.1%
Autobahn Schnell AG 0.625% 9/15/22 (Reg. S)	EUR	130,000	156,311
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	106,121

TOTAL AUSTRIA			262,432

Belgium - 0.3%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	63,091
2% 3/17/28 (Reg. S)	EUR	32,000	42,361
2.25% 5/24/29 (Reg. S)	GBP	53,000	76,994
3.7% 4/2/40 (Reg. S)	EUR	131,000	210,691
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	117,981
KBC Groep NV 0.5% 12/3/29 (b)	EUR	100,000	118,577

TOTAL BELGIUM			629,695

Canada - 2.6%
407 International, Inc. 2.84% 3/7/50	CAD	73,000	54,845
Altalink LP 3.717% 12/3/46	CAD	212,000	188,243
Bank of Montreal 3.19% 3/1/28	CAD	65,000	57,214
Bank of Nova Scotia:
0.25% 1/11/24 (Reg. S)	EUR	797,000	960,532
1.375% 12/5/23 (Reg. S)	GBP	134,000	188,790
3.1% 2/2/28	CAD	85,000	74,250
Bell Canada 4.45% 2/27/47	CAD	40,000	35,283
Canadian Imperial Bank of Commerce 2.43% 6/9/23	CAD	91,000	75,430
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	252,516
Greater Toronto Airports Authority 2.75% 10/17/39	CAD	303,000	231,894
Hydro One, Inc.:
0.71% 1/16/23	CAD	127,000	102,411
1.69% 1/16/31	CAD	417,000	318,607
3.02% 4/5/29	CAD	30,000	25,898
Hydro-Quebec 5% 2/15/50	CAD	50,000	59,601
Manulife Bank of Canada 2.844% 1/12/23	CAD	549,000	456,446
Pembina Pipeline Corp. 3.62% 4/3/29	CAD	80,000	69,093
Royal Bank of Canada:
0.25% 1/29/24 (Reg. S)	EUR	779,000	939,071
0.625% 9/10/25 (Reg. S)	EUR	756,000	930,619
2.609% 11/1/24	CAD	102,000	85,606
2.949% 5/1/23	CAD	284,000	237,957
TELUS Corp. 3.95% 2/16/50	CAD	33,000	26,675
The Toronto-Dominion Bank:
1.943% 3/13/25	CAD	252,000	207,113
2.496% 12/2/24	CAD	60,000	50,263
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	25,023
4.18% 7/3/48	CAD	33,000	27,257

TOTAL CANADA			5,680,637

China - 4.7%
China Development Bank:
3.34% 7/14/25	CNY	49,780,000	7,733,584
3.48% 1/8/29	CNY	6,100,000	942,042
3.5% 11/4/46	CNY	820,000	121,402
3.68% 2/26/26	CNY	5,160,000	812,000
3.7% 10/20/30	CNY	4,210,000	659,924

TOTAL CHINA			10,268,952

Denmark - 0.2%
KommuneKredit 0% 9/8/22 (Reg. S)	EUR	406,000	484,422
Finland - 0.2%
Nordea Mortgage Bank PLC 1% 11/5/24 (Reg. S)	EUR	180,000	223,708
OP Mortgage Bank PLC 1% 11/28/24 (Reg. S)	EUR	170,000	211,338

TOTAL FINLAND			435,046

France - 3.3%
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	655,779
AXA SA 3.375% 7/6/47 (Reg. S) (b)	EUR	100,000	135,646
Banque Federative du Credit Mutuel SA:
0.375% 1/13/22 (Reg. S)	EUR	400,000	476,496
1.25% 5/26/27 (Reg. S)	EUR	100,000	126,068
BNP Paribas SA 3.375% 1/23/26 (Reg. S)	GBP	550,000	830,542
BPCE SA 0.25% 1/15/26 (Reg. S)	EUR	100,000	119,629
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	200,000	239,126
0% 11/25/30 (Reg. S)	EUR	200,000	234,129
0.125% 10/25/23 (Reg. S)	EUR	300,000	360,862
Credit Agricole SA 2.625% 3/17/27 (Reg. S)	EUR	107,000	140,762
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	121,763
0.625% 1/17/26 (Reg. S)	EUR	500,000	614,998
0.75% 1/25/23 (Reg. S)	EUR	100,000	120,865
EDF SA 2% 12/9/49 (Reg. S)	EUR	200,000	254,429
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	511,961
Oseo SA:
0.125% 11/25/23 (Reg. S)	EUR	100,000	120,278
0.125% 3/25/25 (Reg. S)	EUR	200,000	241,582
0.25% 3/29/30 (Reg. S)	EUR	100,000	120,111
0.625% 5/25/26 (Reg. S)	EUR	200,000	247,758
RCI Banque SA:
0.75% 4/10/23 (Reg. S)	EUR	41,000	49,219
1.625% 5/26/26 (Reg. S)	EUR	37,000	46,372
RTE EdF Transport SA 0% 9/9/27 (Reg. S)	EUR	100,000	117,136
Societe du Grand Paris EPIC 1.7% 5/25/50 (Reg. S)	EUR	100,000	137,938
Societe Generale SFH 0.25% 9/11/23 (Reg. S)	EUR	100,000	120,394
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	367,391
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	100,000	119,066
0.875% 5/25/28 (Reg. S)	EUR	400,000	506,359
1.25% 10/21/27 (Reg. S)	EUR	100,000	129,209

TOTAL FRANCE			7,265,868

Germany - 3.3%
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	364,168
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	32,578
Commerzbank AG:
0.01% 3/11/30	EUR	53,000	62,807
0.5% 12/4/26 (Reg. S)	EUR	58,000	69,775
1.25% 1/9/34	EUR	58,000	77,121
Daimler AG:
0.375% 11/8/26 (Reg. S)	EUR	23,000	27,685
1.125% 8/8/34 (Reg. S)	EUR	27,000	33,014
1.5% 7/3/29 (Reg. S)	EUR	44,000	56,733
2.625% 4/7/25 (Reg. S)	EUR	472,000	615,944
Deutsche Bahn Finance BV 1.375% 7/7/25 (Reg. S)	GBP	28,000	39,781
Deutsche Bank AG:
1.625% 1/20/27 (Reg. S)	EUR	300,000	373,816
2.625% 12/16/24 (Reg. S)	GBP	200,000	288,825
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	93,704
E.ON AG 0.25% 10/24/26 (Reg. S)	EUR	69,000	82,413
KfW:
0% 6/30/23 (Reg. S)	EUR	173,000	207,566
0% 9/30/26 (Reg. S)	EUR	70,000	84,514
0.01% 5/5/27 (Reg. S)	EUR	38,000	45,848
0.05% 9/29/34 (Reg. S)	EUR	302,000	349,670
0.125% 6/7/23	EUR	1,609,000	1,934,380
0.875% 9/15/26 (Reg. S)	GBP	43,000	60,380
1.125% 12/7/21 (Reg. S)	GBP	145,000	201,397
1.25% 8/28/23	NOK	380,000	44,477
1.375% 12/9/24 (Reg. S)	GBP	151,000	215,547
1.375% 2/2/28	SEK	310,000	38,108
1.5% 7/24/24	AUD	82,000	63,279
2.9% 6/6/22	AUD	364,000	280,060
3.2% 9/11/26	AUD	118,000	97,997
Land Niedersachsen 1.125% 9/12/33 (Reg. S)	EUR	70,000	91,660
Land Nordrhein-Westfalen:
0.2% 4/9/30	EUR	142,000	171,521
0.5% 11/25/39 (Reg. S)	EUR	72,000	85,399
0.625% 7/21/31 (Reg. S)	EUR	24,000	29,992
0.8% 7/30/49 (Reg. S)	EUR	104,000	129,876
1.55% 6/16/48 (Reg. S)	EUR	85,000	124,527
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	50,301
0.875% 12/15/26 (Reg. S)	GBP	19,000	26,625
2.6% 3/23/27 (Reg. S)	AUD	60,000	48,397
NRW.BANK 1% 6/15/22 (Reg. S)	GBP	300,000	418,224
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	46,787
0.85% 5/22/34 (Reg. S)	EUR	102,000	129,645
Volkswagen Financial Services AG:
1.5% 10/1/24 (Reg. S)	EUR	36,000	44,691
2.5% 4/6/23	EUR	35,000	43,395
3.375% 4/6/28 (Reg. S)	EUR	32,000	45,142

TOTAL GERMANY			7,327,769

Ireland - 0.1%
GE Capital European Funding 4.625% 2/22/27	EUR	100,000	146,949
Italy - 0.6%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (b)	EUR	100,000	146,037
Intesa Sanpaolo SpA:
0.875% 6/27/22 (Reg. S)	EUR	100,000	119,871
2.125% 5/26/25 (Reg. S)	EUR	323,000	411,082
Snam Rete Gas SpA 0% 5/12/24 (Reg. S)	EUR	110,000	130,875
UniCredit SpA 2.2% 7/22/27 (Reg. S) (b)	EUR	490,000	617,569

TOTAL ITALY			1,425,434

Japan - 0.1%
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	200,127
Luxembourg - 0.7%
CK Hutchison Group Telecom Finance SA 0.375% 10/17/23 (Reg. S)	EUR	887,000	1,060,801
DH Europe Finance II SARL 1.35% 9/18/39	EUR	192,000	231,314
Medtronic Global Holdings SCA 0.25% 7/2/25	EUR	100,000	120,076
Nestle Finance International Ltd. 1.25% 11/2/29 (Reg. S)	EUR	30,000	38,553

TOTAL LUXEMBOURG			1,450,744

Mexico - 0.3%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	121,037
1.5% 3/10/24	EUR	100,000	123,377
2.125% 3/10/28	EUR	200,000	262,836
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	117,374

TOTAL MEXICO			624,624

Multi-National - 0.1%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	218,228
Netherlands - 2.0%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	238,591
1.375% 1/12/37 (Reg. S)	EUR	400,000	542,278
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	228,248
Bank Nederlandse Gemeenten NV:
1% 6/17/22 (Reg. S)	GBP	262,000	365,281
2.25% 8/30/22	EUR	140,000	171,375
3.3% 7/17/28 (Reg. S)	AUD	97,000	81,263
BAT Netherlands Finance BV 3.125% 4/7/28 (Reg. S)	EUR	100,000	134,922
BMV Finance NV:
0.125% 7/13/22 (Reg. S)	EUR	457,000	544,816
0.625% 10/6/23 (Reg. S)	EUR	32,000	38,695
1.5% 2/6/29 (Reg. S)	EUR	86,000	111,811
Daimler International Finance BV 1.375% 6/26/26 (Reg. S)	EUR	44,000	55,697
E.ON International Finance BV 1.5% 7/31/29 (Reg. S)	EUR	34,000	43,762
ENEL Finance International NV 0.375% 6/17/27 (Reg. S)	EUR	100,000	119,904
ING Groep NV:
2.125% 5/26/31 (Reg. S) (b)	EUR	400,000	504,181
3% 2/18/26 (Reg. S)	GBP	100,000	149,615
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	133,578
Nederlandse Waterschapsbank NV 3.3% 5/2/29 (Reg. S)	AUD	40,000	33,582
Rabobank Nederland 1.25% 3/23/26 (Reg. S)	EUR	79,000	99,699
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	308,736
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	28,389
1.75% 2/28/39 (Reg. S)	EUR	23,000	31,436
Volkswagen Financial Services AG 2.25% 4/12/25 (Reg. S)	GBP	26,000	37,588
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	121,818
1.625% 1/16/30 (Reg. S)	EUR	45,000	57,941
4.125% 11/16/38 (Reg. S)	EUR	200,000	330,516

TOTAL NETHERLANDS			4,513,722

Norway - 1.0%
DNB Naeringskreditt A/S 0.375% 11/14/23 (Reg. S)	EUR	850,000	1,027,130
Eika BoligKreditt A/S 0.625% 10/28/21 (Reg. S)	EUR	135,000	160,687
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	308,737
Kommunalbanken A/S 1.5% 12/15/23 (Reg. S)	GBP	100,000	142,292
Telenor ASA:
0% 9/25/23 (Reg. S)	EUR	253,000	301,612
0.75% 5/31/26 (Reg. S)	EUR	100,000	122,529
1.125% 5/31/29 (Reg. S)	EUR	157,000	197,699

TOTAL NORWAY			2,260,686

Spain - 1.1%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	522,657
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (b)	EUR	100,000	124,954
Banco Santander SA:
1.375% 1/5/26 (Reg. S)	EUR	100,000	124,277
3.125% 1/19/27 (Reg. S)	EUR	100,000	134,550
CaixaBank SA 2.375% 2/1/24 (Reg. S)	EUR	800,000	1,006,398
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	411,431

TOTAL SPAIN			2,324,267

Sweden - 1.1%
Kommuninvest I Sverige AB:
0.75% 2/22/23 (Reg. S)	SEK	990,000	117,127
1% 11/12/26 (Reg. S)	SEK	830,000	99,755
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	48,569
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	688,774
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	204,414
Skandinaviska Enskilda Banken AB 0.75% 11/15/27 (Reg. S)	EUR	100,000	125,415
Stadshypotek AB:
1.5% 6/1/23 (Reg. S)	SEK	5,000,000	601,356
1.5% 3/1/24 (Reg. S)	SEK	1,000,000	121,300
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	229,732
1% 9/18/24 (Reg. S)	SEK	800,000	96,008

TOTAL SWEDEN			2,332,450

Switzerland - 0.9%
Credit Suisse Group AG:
0.65% 1/14/28 (Reg. S) (b)	EUR	100,000	118,518
1.25% 7/17/25 (Reg. S) (b)	EUR	100,000	121,692
3.25% 4/2/26 (Reg. S) (b)	EUR	505,000	659,707
Pfandbrief Schweiz Hypo 0% 7/29/24 (Reg. S)	CHF	40,000	43,915
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0.1% 12/3/31 (Reg. S)	CHF	195,000	211,681
0.5% 11/24/28 (Reg. S)	CHF	40,000	45,272
UBS Group AG 0.25% 1/29/26 (Reg. S) (b)	EUR	669,000	796,219

TOTAL SWITZERLAND			1,997,004

United Kingdom - 2.2%
Barclays PLC:
2% 2/7/28 (Reg. S) (b)	EUR	335,000	407,235
3.375% 4/2/25 (Reg. S) (b)	EUR	701,000	905,280
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	128,527
HSBC Holdings PLC:
1.5% 12/4/24 (Reg. S) (b)	EUR	930,000	1,145,093
3% 7/22/28 (b)	GBP	110,000	163,965
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	240,599
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	119,115
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (b)	EUR	130,000	156,319
0.625% 1/15/24 (b)	EUR	100,000	119,939
2.25% 10/16/24	GBP	100,000	143,999
3.5% 4/1/26 (Reg. S) (b)	EUR	404,000	538,849
Royal Bank of Scotland Group PLC:
3 month EURIBOR + 1.080% 1.75% 3/2/26 (Reg. S) (b)(c)	EUR	110,000	137,412
3.622% 8/14/30 (Reg. S) (b)	GBP	411,000	606,350
Standard Chartered PLC 0.85% 1/27/28 (Reg. S) (b)	EUR	107,000	129,998

TOTAL UNITED KINGDOM			4,942,680

United States of America - 2.8%
Altria Group, Inc. 2.2% 6/15/27	EUR	398,000	509,412
Apple, Inc. 0.5% 11/15/31	EUR	171,000	205,634
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	119,200
2.9% 12/4/26	GBP	752,000	1,125,583
Citigroup, Inc. 2.75% 1/24/24	GBP	204,000	295,956
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	417,000	524,452
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	122,492
General Electric Co.:
0.875% 5/17/25	EUR	110,000	133,900
2.125% 5/17/37	EUR	110,000	141,545
Goldman Sachs Group, Inc.:
2% 11/1/28 (Reg. S)	EUR	51,000	66,747
3.125% 7/25/29 (Reg. S)	GBP	27,000	41,443
3.375% 3/27/25 (Reg. S)	EUR	488,000	648,610
IBM Corp. 0.5% 9/7/21	EUR	140,000	166,290
Philip Morris International, Inc. 1.45% 8/1/39	EUR	100,000	114,980
Procter & Gamble Co. 1.8% 5/3/29	GBP	381,000	556,889
Prologis LP 2.25% 6/30/29	GBP	154,000	226,685
The Coca-Cola Co. 0.375% 3/15/33	EUR	329,000	377,163
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	119,132
1.875% 10/1/49	EUR	106,000	133,621
Verizon Communications, Inc. 3.375% 10/27/36	GBP	277,000	444,079
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	110,000	154,533

TOTAL UNITED STATES OF AMERICA			6,228,346

TOTAL NONCONVERTIBLE BONDS
(Cost $60,965,781)			62,769,873

Government Obligations - 63.7%
Australia - 1.7%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	57,000	42,503
0.25% 11/21/25 (Reg. S)	AUD	811,000	597,348
1.25% 5/21/32	AUD	140,000	101,594
1.75% 6/21/51 (Reg. S)	AUD	718,000	475,499
2.75% 5/21/41(Reg. S)	AUD	276,000	227,459
3% 3/21/47	AUD	122,000	104,694
3.25% 4/21/25 (Reg. S)	AUD	56,000	46,294
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (d)	AUD	435,000	324,471
3.25% 7/21/28 (Reg. S) (d)	AUD	154,000	130,278
3.5% 8/21/30 (Reg. S) (d)	AUD	58,000	50,362
Treasury Corp. of Victoria:
1% 11/20/23	AUD	1,493,000	1,140,387
1.5% 11/20/30	AUD	253,000	185,884
2.25% 10/29/21	AUD	530,000	400,344

TOTAL AUSTRALIA			3,827,117

Austria - 1.2%
Austrian Republic:
0% 9/20/22 (Reg. S) (d)	EUR	41,000	49,000
0% 4/20/23 (Reg. S) (d)	EUR	156,000	187,060
0% 7/15/23 (Reg. S) (d)	EUR	184,000	220,929
0% 7/15/24 (Reg. S) (d)	EUR	179,000	216,006
0% 2/20/30 (Reg. S) (d)	EUR	162,000	193,526
0% 10/20/40 (Reg. S) (d)	EUR	85,000	92,196
0.5% 2/20/29 (Reg. S) (d)	EUR	677,000	845,228
0.75% 10/20/26 (Reg. S) (d)	EUR	70,000	88,182
0.75% 2/20/28 (Reg. S) (d)	EUR	65,000	82,446
0.75% 3/20/51 (Reg. S) (d)	EUR	330,000	403,549
1.2% 10/20/25 (Reg. S) (d)	EUR	77,000	98,156
2.4% 5/23/34(Reg. S) (d)	EUR	40,000	60,911
3.15% 6/20/44(Reg. S) (d)	EUR	10,000	18,812
4.15% 3/15/37 (d)	EUR	20,000	37,899

TOTAL AUSTRIA			2,593,900

Belgium - 1.7%
Belgian Kingdom:
0.1% 6/22/30 (Reg. S)	EUR	175,000	210,267
0.2% 10/22/23 (Reg. S) (d)	EUR	109,000	131,781
0.4% 6/22/40 (d)	EUR	327,000	372,909
0.5% 10/22/24 (Reg. S) (d)	EUR	124,000	152,491
0.8% 6/22/25 (Reg. S) (d)	EUR	105,000	131,233
0.8% 6/22/27 (d)	EUR	39,000	49,474
0.9% 6/22/29 (d)	EUR	1,373,000	1,764,464
1% 6/22/26 (Reg. S) (d)	EUR	71,000	90,359
1.25% 4/22/33 (Reg. S)	EUR	24,000	32,079
1.45% 6/22/37 (Reg. S) (d)	EUR	84,000	114,878
1.6% 6/22/47 (d)	EUR	30,000	41,978
1.7% 6/22/50 (d)	EUR	23,000	32,925
1.9% 6/22/38(Reg. S) (d)	EUR	101,000	147,153
2.25% 6/22/57 (Reg. S) (d)	EUR	84,000	139,130
3.75% 6/22/45(Reg. S)	EUR	20,000	39,399
4% 3/28/32	EUR	30,000	50,548
5.5% 3/28/28	EUR	40,000	66,398
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	120,852

TOTAL BELGIUM			3,688,318

Canada - 4.7%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	122,038
2.05% 6/1/30	CAD	260,000	211,469
2.55% 12/15/22	CAD	160,000	132,922
3.1% 6/1/50	CAD	231,000	200,073
British Columbia Province:
2.3% 6/18/26	CAD	210,000	177,848
2.95% 6/18/50	CAD	251,000	218,564
Canada Housing Trust No. 1:
1.75% 6/15/30 (d)	CAD	130,000	105,376
2.35% 6/15/23 (d)	CAD	585,000	488,392
2.55% 12/15/23 (d)	CAD	1,800,000	1,517,440
Canadian Government:
0.25% 3/1/26	CAD	121,000	94,371
0.5% 12/1/30	CAD	531,000	394,733
1% 6/1/27	CAD	58,000	46,552
1.25% 11/1/21	CAD	170,000	137,568
1.25% 6/1/30	CAD	216,000	172,943
1.5% 8/1/21	CAD	20,000	16,149
1.5% 9/1/24	CAD	58,000	47,960
1.75% 3/1/23	CAD	340,000	280,366
2% 6/1/28	CAD	50,000	42,585
2% 12/1/51	CAD	54,000	45,158
Manitoba Province 3.2% 3/5/50	CAD	256,000	228,874
New Brunswick Province 3.05% 8/14/50	CAD	227,000	195,909
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	125,746
3.3% 10/17/46	CAD	50,000	42,853
Ontario Province:
0.375% 6/14/24 (Reg. S)	EUR	100,000	121,155
0.375% 4/8/27 (Reg. S)	EUR	283,000	344,791
1.75% 9/8/25	CAD	401,000	331,074
2.05% 6/2/30	CAD	59,000	48,143
2.3% 9/8/24	CAD	53,000	44,581
2.4% 6/2/26	CAD	49,000	41,545
2.6% 9/8/23	CAD	1,796,000	1,508,547
2.65% 12/2/50	CAD	49,000	39,657
2.7% 6/2/29	CAD	1,703,000	1,466,454
2.8% 6/2/48	CAD	33,000	27,632
Quebec Province:
1.9% 9/1/30	CAD	131,000	105,802
2.3% 9/1/29	CAD	1,179,000	990,366
3.5% 12/1/45	CAD	130,000	123,105
Saskatchewan Province 3.1% 6/2/50	CAD	193,000	170,448

TOTAL CANADA			10,409,189

Chile - 0.1%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	132,303
1.875% 5/27/30	EUR	100,000	131,159

TOTAL CHILE			263,462

China - 6.5%
Peoples Republic of China:
2.93% 12/10/22	CNY	9,090,000	1,414,551
3.25% 6/6/26	CNY	29,410,000	4,616,789
3.27% 11/19/30	CNY	30,780,000	4,822,285
3.86% 7/22/49	CNY	22,330,000	3,549,499

TOTAL CHINA			14,403,124

Colombia - 0.1%
Titulos de Tesoreria B 7.25% 10/18/34	COP	916,000,000	238,114
Croatia - 0.2%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	184,006
2.7% 6/15/28	EUR	200,000	272,248

TOTAL CROATIA			456,254

Cyprus - 0.1%
Republic of Cyprus:
2.375% 9/25/28 (Reg. S)	EUR	84,000	115,371
2.75% 6/27/24 (Reg. S)	EUR	32,000	41,485
3.75% 7/26/23 (Reg. S)	EUR	44,000	56,683

TOTAL CYPRUS			213,539

Czech Republic - 0.4%
Czech Republic:
0.1% 4/17/22	CZK	7,310,000	338,039
0.45% 10/25/23	CZK	5,390,000	245,392
1.2% 3/13/31	CZK	5,250,000	230,567
2% 10/13/33	CZK	2,230,000	105,300

TOTAL CZECH REPUBLIC			919,298

Denmark - 0.4%
Danish Kingdom:
0.25% 11/15/22 (Reg. S) (d)	DKK	554,000	89,304
0.25% 11/15/52 (Reg. S) (d)	DKK	610,000	90,410
0.5% 11/15/27	DKK	1,518,000	253,629
0.5% 11/15/29(Reg. S) (d)	DKK	3,008,000	503,574

TOTAL DENMARK			936,917

Finland - 0.5%
Finnish Government:
0% 9/15/23 (Reg. S) (d)	EUR	209,000	251,362
0% 9/15/24 (d)	EUR	84,000	101,594
0.5% 4/15/26 (Reg. S) (d)	EUR	44,000	54,682
0.5% 9/15/28 (Reg. S) (d)	EUR	400,000	500,918
1.125% 4/15/34 (Reg. S) (d)	EUR	166,000	220,890
2.625% 7/4/42 (d)	EUR	20,000	34,449

TOTAL FINLAND			1,163,895

France - 4.4%
French Government:
0% 2/25/23 (Reg. S)	EUR	455,000	545,204
0% 3/25/24(Reg. S)	EUR	268,000	323,114
0% 3/25/25(Reg. S)	EUR	1,375,000	1,662,607
0% 2/25/26 (Reg. S)	EUR	191,000	231,117
0% 11/25/29 (Reg. S)	EUR	194,000	231,315
0% 11/25/30 (Reg. S)	EUR	165,000	195,063
0.25% 11/25/26(Reg. S)	EUR	118,000	144,743
0.5% 5/25/25	EUR	182,000	224,469
0.5% 5/25/26	EUR	33,000	40,941
0.5% 5/25/29 (Reg. S)	EUR	75,000	93,307
0.5% 5/25/40 (Reg. S) (d)	EUR	2,834,000	3,290,546
0.75% 5/25/28 (Reg. S)	EUR	32,000	40,514
0.75% 5/25/52 (Reg. S) (d)	EUR	637,000	721,560
1% 11/25/25(Reg. S)	EUR	36,000	45,492
1% 5/25/27	EUR	122,000	156,052
1.25% 5/25/34(Reg. S)	EUR	137,000	181,922
1.25% 5/25/36(Reg. S) (d)	EUR	201,000	266,850
1.5% 5/25/31(Reg. S)	EUR	182,000	246,472
1.5% 5/25/50 (Reg. S) (d)	EUR	139,000	191,478
1.75% 6/25/39 (Reg. S) (d)	EUR	221,000	317,969
1.75% 5/25/66 (d)	EUR	33,000	49,198
2% 5/25/48 (d)	EUR	124,000	189,205
4.75% 4/25/35	EUR	100,000	190,157

TOTAL FRANCE			9,579,295

Germany - 3.8%
German Federal Republic:
0% 4/8/22(Reg. S)	EUR	74,000	88,189
0% 4/14/23 (Reg. S)	EUR	143,000	171,661
0% 10/10/25 (Reg. S)	EUR	841,000	1,024,400
0% 8/15/26(Reg. S)	EUR	57,000	69,612
0% 11/15/27 (Reg. S)	EUR	2,811,000	3,436,224
0% 8/15/29(Reg. S)	EUR	31,000	37,861
0% 2/15/30 (Reg. S)	EUR	58,000	70,804
0% 8/15/30 (Reg. S)	EUR	507,000	617,699
0% 5/15/35 (Reg. S)	EUR	1,034,000	1,227,708
0% 8/15/50	EUR	523,000	570,041
0.5% 2/15/26(Reg. S)	EUR	474,000	591,532
1.25% 8/15/48	EUR	185,000	276,702
2.5% 7/4/44	EUR	20,000	36,376
4% 1/4/37	EUR	40,000	77,247
4.75% 7/4/40	EUR	20,000	44,908

TOTAL GERMANY			8,340,964

Hungary - 0.4%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	98,351
1.5% 8/23/23	HUF	63,350,000	214,559
1.625% 4/28/32 (Reg. S)	EUR	246,000	310,709
2.5% 10/24/24	HUF	46,750,000	161,561
3% 6/26/24	HUF	7,530,000	26,383

TOTAL HUNGARY			811,563

Indonesia - 0.6%
Indonesian Republic:
2.15% 7/18/24 (Reg. S)	EUR	129,000	161,690
2.625% 6/14/23	EUR	100,000	124,230
6.375% 4/15/42	IDR	900,000,000	54,621
6.5% 6/15/25	IDR	717,000,000	51,797
6.5% 2/15/31	IDR	1,409,000,000	96,346
7% 9/15/30	IDR	1,979,000,000	140,577
7.375% 5/15/48	IDR	1,449,000,000	100,681
7.5% 4/15/40	IDR	5,579,000,000	393,223
8.125% 5/15/24	IDR	1,101,000,000	82,689
8.375% 4/15/39	IDR	1,794,000,000	136,591

TOTAL INDONESIA			1,342,445

Ireland - 0.5%
Irish Republic:
0% 10/18/22 (Reg. S)	EUR	40,000	47,788
0.2% 10/18/30 (Reg. S)	EUR	86,000	103,191
0.4% 5/15/35 (Reg. S)	EUR	221,000	262,942
0.9% 5/15/28 (Reg. S)	EUR	32,000	40,755
1% 5/15/26(Reg. S)	EUR	188,000	238,113
1.1% 5/15/29 (Reg. S)	EUR	209,000	270,618
1.5% 5/15/50 (Reg. S)	EUR	105,000	144,519
3.4% 3/18/24 (Reg.S)	EUR	28,000	36,770

TOTAL IRELAND			1,144,696

Israel - 0.5%
Israeli State:
1% 3/31/30	ILS	1,067,000	324,235
1.5% 11/30/23	ILS	912,000	288,679
1.5% 1/16/29 (Reg. S)	EUR	335,000	434,077
1.5% 5/31/37	ILS	325,000	94,567
3.75% 3/31/47	ILS	30,000	11,815

TOTAL ISRAEL			1,153,373

Italy - 5.7%
Buoni del Tesoro Poliennali:
0.05% 1/15/23 (d)	EUR	652,000	778,481
0.35% 2/1/25	EUR	32,000	38,559
0.85% 1/15/27 (Reg. S) (d)	EUR	81,000	99,359
0.9% 4/1/31	EUR	82,000	98,359
0.95% 8/1/30 (Reg. S)	EUR	142,000	172,044
1% 7/15/22 (Reg. S)	EUR	335,000	403,150
1.35% 4/1/30 (Reg. S)	EUR	96,000	120,565
1.45% 5/15/25	EUR	80,000	100,404
1.6% 6/1/26	EUR	179,000	227,707
1.65% 3/1/32 (d)	EUR	575,000	735,947
1.7% 9/1/51 (Reg. S) (d)	EUR	341,000	391,431
1.75% 7/1/24(Reg. S)	EUR	185,000	232,087
1.8% 3/1/41 (Reg. S) (d)	EUR	336,000	415,960
2.05% 8/1/27	EUR	32,000	41,943
2.25% 9/1/36 (Reg. S) (d)	EUR	143,000	193,027
2.3% 10/15/21	EUR	130,000	155,395
2.45% 9/1/33 (d)	EUR	205,000	282,528
2.45% 9/1/50 (Reg. S) (d)	EUR	77,000	104,381
2.5% 12/1/24	EUR	90,000	116,312
2.5% 11/15/25	EUR	1,155,000	1,518,550
2.7% 3/1/47 (d)	EUR	116,000	164,925
3% 8/1/29	EUR	2,038,000	2,880,852
3.1% 3/1/40 (Reg. S) (d)	EUR	341,000	511,472
3.75% 9/1/24	EUR	80,000	106,661
3.85% 9/1/49 (d)	EUR	416,000	718,377
Italian Republic:
0% 5/30/22	EUR	807,000	960,838
1.45% 3/1/36 (Reg. S) (d)	EUR	433,000	529,100
4.5% 3/1/26 (d)	EUR	50,000	71,568
5% 3/1/25 (d)	EUR	80,000	112,627
5% 8/1/34 (d)	EUR	20,000	34,942
5% 8/1/39 (d)	EUR	20,000	37,297
6.5% 11/1/27	EUR	50,000	82,153

TOTAL ITALY			12,437,001

Japan - 13.3%
Japan Government:
, yield at date of purchase -0.1508% 5/1/22	JPY	71,650,000	646,085
0.1% 12/20/21	JPY	9,350,000	84,242
0.1% 8/1/22	JPY	64,600,000	582,828
0.1% 9/20/22	JPY	31,100,000	280,635
0.1% 3/20/23	JPY	192,700,000	1,740,813
0.1% 6/20/23	JPY	4,350,000	39,318
0.1% 9/20/23	JPY	14,600,000	132,056
0.1% 6/20/24	JPY	180,200,000	1,633,097
0.1% 9/20/24	JPY	5,600,000	50,777
0.1% 12/20/24	JPY	4,300,000	39,011
0.1% 3/20/26	JPY	19,900,000	180,822
0.1% 6/20/26	JPY	48,600,000	441,716
0.1% 9/20/26	JPY	20,350,000	184,952
0.1% 12/20/26	JPY	9,700,000	88,223
0.1% 3/20/27	JPY	13,300,000	120,995
0.1% 9/20/27	JPY	9,750,000	88,757
0.1% 12/20/27	JPY	7,850,000	71,475
0.1% 3/20/28	JPY	4,750,000	43,250
0.1% 6/20/28	JPY	6,750,000	61,458
0.1% 12/20/28	JPY	4,300,000	39,134
0.1% 3/20/29	JPY	11,450,000	104,178
0.1% 6/20/29	JPY	3,900,000	35,468
0.1% 9/20/29	JPY	636,700,000	5,786,093
0.1% 12/20/29	JPY	7,900,000	71,740
0.1% 3/20/30	JPY	15,400,000	139,737
0.1% 6/20/30	JPY	58,500,000	530,515
0.1% 9/20/30	JPY	210,300,000	1,905,090
0.2% 6/20/36	JPY	179,250,000	1,599,140
0.3% 12/20/24	JPY	7,650,000	69,879
0.3% 12/20/25	JPY	37,150,000	340,478
0.3% 6/20/39	JPY	58,150,000	515,627
0.3% 9/20/39	JPY	56,150,000	496,528
0.3% 12/20/39	JPY	61,650,000	544,292
0.3% 6/20/46	JPY	69,100,000	582,394
0.4% 6/20/25	JPY	12,550,000	115,331
0.4% 9/20/25	JPY	44,650,000	410,770
0.4% 3/20/36	JPY	28,300,000	260,097
0.4% 3/20/40	JPY	51,800,000	465,158
0.4% 6/20/40	JPY	10,450,000	93,574
0.4% 9/20/40	JPY	67,500,000	603,955
0.4% 6/20/49	JPY	9,150,000	77,057
0.4% 9/20/49	JPY	5,450,000	45,743
0.4% 3/20/50	JPY	35,400,000	296,236
0.4% 3/20/56	JPY	132,650,000	1,072,794
0.5% 9/20/36	JPY	37,400,000	347,984
0.5% 12/20/38	JPY	15,550,000	143,174
0.5% 9/20/46	JPY	15,100,000	133,330
0.5% 3/20/49	JPY	10,450,000	90,586
0.5% 3/20/59	JPY	6,350,000	52,499
0.6% 12/20/36	JPY	12,050,000	113,650
0.6% 6/20/37	JPY	3,900,000	36,728
0.6% 12/20/37	JPY	6,700,000	63,003
0.6% 6/20/50	JPY	15,150,000	133,513
0.7% 9/20/38	JPY	143,050,000	1,361,560
0.7% 6/20/48	JPY	13,100,000	120,077
0.7% 12/20/48	JPY	10,800,000	98,630
0.8% 9/20/22	JPY	30,850,000	280,750
0.8% 9/20/47	JPY	10,200,000	96,002
0.9% 9/20/48	JPY	249,150,000	2,390,759
1% 12/20/35	JPY	18,450,000	183,935
1.2% 3/20/35	JPY	19,650,000	200,280
1.4% 3/20/55	JPY	5,500,000	59,402
1.6% 6/20/30	JPY	4,600,000	47,276
1.6% 3/20/33	JPY	4,300,000	45,262
1.6% 12/20/33	JPY	33,050,000	350,004
1.7% 12/20/22	JPY	28,850,000	266,577

TOTAL JAPAN			29,326,499

Korea (South) - 3.3%
Korean Republic:
0.75% 3/10/23	KRW	1,632,970,000	1,433,230
1.125% 9/10/25	KRW	359,480,000	310,641
1.125% 9/10/39	KRW	321,370,000	237,914
1.25% 12/10/22	KRW	164,870,000	146,111
1.375% 9/10/24	KRW	836,330,000	735,647
1.375% 12/10/29	KRW	41,420,000	34,744
1.375% 6/10/30	KRW	368,030,000	306,880
1.5% 12/10/26	KRW	32,000,000	27,756
1.5% 12/10/30	KRW	763,790,000	640,833
1.5% 9/10/40	KRW	260,680,000	204,846
1.625% 6/10/22	KRW	703,200,000	626,050
1.875% 3/10/22	KRW	28,940,000	25,779
1.875% 3/10/51	KRW	335,740,000	275,075
2% 9/10/22	KRW	672,950,000	602,037
2% 3/10/49	KRW	381,850,000	322,743
2.125% 3/10/47	KRW	29,200,000	25,369
2.25% 9/10/23	KRW	448,940,000	404,485
2.375% 12/10/27	KRW	50,660,000	45,949
2.375% 12/10/28	KRW	514,930,000	468,048
2.375% 9/10/38	KRW	26,620,000	24,062
2.625% 6/10/28	KRW	121,650,000	112,012
2.625% 3/10/48	KRW	48,020,000	45,963
3% 3/10/23	KRW	160,920,000	146,579
3.375% 9/10/23	KRW	41,520,000	38,407

TOTAL KOREA (SOUTH)			7,241,160

Latvia - 0.1%
Latvian Republic 1.375% 9/23/25 (Reg. S)	EUR	100,000	126,861
Lithuania - 0.1%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	39,291
2.125% 10/22/35 (Reg. S)	EUR	57,000	84,185

TOTAL LITHUANIA			123,476

Luxembourg - 0.0%
Grand Duchy of Luxembourg 0% 4/28/25 (Reg. S)	EUR	35,000	42,266
Malaysia - 0.5%
Malaysian Government:
3.478% 6/14/24	MYR	170,000	42,347
3.729% 3/31/22	MYR	1,277,000	311,875
3.757% 5/22/40	MYR	1,474,000	333,808
3.9% 11/30/26	MYR	152,000	38,963
3.906% 7/15/26	MYR	171,000	43,474
4.059% 9/30/24	MYR	219,000	55,469
4.119% 11/30/34	MYR	416,000	101,038
4.128% 8/15/25	MYR	405,000	103,270
4.736% 3/15/46	MYR	90,000	22,733
4.921% 7/6/48	MYR	50,000	12,905
4.935% 9/30/43	MYR	150,000	39,074

TOTAL MALAYSIA			1,104,956

Mexico - 1.1%
United Mexican States:
1.125% 1/17/30	EUR	100,000	116,352
2.875% 4/8/39	EUR	185,000	228,111
5.75% 3/5/26	MXN	1,481,000	72,345
6.75% 3/9/23	MXN	5,589,000	285,808
7.25% 12/9/21	MXN	11,022,200	558,810
8% 9/5/24	MXN	17,600,000	930,094
8% 11/7/47	MXN	2,772,000	146,099

TOTAL MEXICO			2,337,619

Netherlands - 1.0%
Dutch Government:
0% 1/15/27 (Reg. S) (d)	EUR	35,000	42,550
0% 7/15/30 (Reg. S) (d)	EUR	168,000	202,391
0% 1/15/52 (Reg. S) (d)	EUR	208,000	220,633
0.25% 7/15/25 (d)	EUR	91,000	111,598
0.25% 7/15/29(Reg. S) (d)	EUR	836,000	1,032,045
0.5% 7/15/26(Reg. S) (d)	EUR	32,000	39,914
0.5% 1/15/40 (Reg. S) (d)	EUR	166,000	207,536
0.75% 7/15/27 (Reg. S) (d)	EUR	106,000	134,797
2.5% 1/15/33 (d)	EUR	80,000	122,909
4% 1/15/37 (d)	EUR	30,000	57,059

TOTAL NETHERLANDS			2,171,432

New Zealand - 0.3%
New Zealand Government:
0.5% 5/15/24	NZD	318,000	220,722
1.5% 5/15/31	NZD	181,000	123,360
1.75% 5/15/41	NZD	152,000	92,470
2.75% 4/15/25	NZD	140,000	104,453

TOTAL NEW ZEALAND			541,005

Norway - 0.1%
Kingdom of Norway:
1.375% 8/19/30 (Reg. S) (d)	NOK	1,001,000	116,678
1.5% 2/19/26 (Reg. S) (d)	NOK	295,000	34,865
1.75% 2/17/27 (Reg. S) (d)	NOK	884,000	105,850

TOTAL NORWAY			257,393

Peru - 0.1%
Peruvian Republic:
5.94% 2/12/29	PEN	362,000	102,797
6.15% 8/12/32	PEN	684,000	185,871

TOTAL PERU			288,668

Poland - 0.7%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	48,989
1% 3/7/29 (Reg. S)	EUR	309,000	393,716
1.25% 10/25/30	PLN	396,000	100,555
2% 3/8/49 (Reg. S)	EUR	17,000	24,798
2.5% 1/25/23	PLN	1,093,000	296,813
2.5% 4/25/24	PLN	1,910,000	527,572
4% 10/25/23	PLN	97,000	27,534
4% 4/25/47	PLN	96,000	33,792

TOTAL POLAND			1,453,769

Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
0.9% 10/12/35 (Reg. S) (d)	EUR	84,000	102,114
1.95% 6/15/29 (Reg. S) (d)	EUR	458,000	623,603
2.875% 10/15/25 (Reg. S) (d)	EUR	22,000	29,786
2.875% 7/21/26(Reg. S) (d)	EUR	196,000	270,101
Portuguese Republic 2.25% 4/18/34 (d)	EUR	108,000	154,308

TOTAL PORTUGAL			1,179,912

Romania - 0.0%
Romanian Republic:
2.875% 5/26/28 (Reg. S)	EUR	32,000	42,291
4.125% 3/11/39	EUR	35,000	49,057

TOTAL ROMANIA			91,348

Russia - 0.3%
Ministry of Finance of the Russian Federation:
6.5% 2/28/24	RUB	2,875,000	39,090
7.05% 1/19/28	RUB	3,503,000	48,160
7.25% 5/10/34	RUB	7,600,000	105,216
7.6% 7/20/22	RUB	4,237,000	58,748
7.65% 4/10/30	RUB	29,590,000	420,544
7.7% 3/23/33	RUB	2,462,000	35,262

TOTAL RUSSIA			707,020

Saudi Arabia - 0.1%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	199,257
Singapore - 0.3%
Republic of Singapore:
2% 2/1/24	SGD	147,000	113,417
2.125% 6/1/26	SGD	271,000	213,033
2.25% 8/1/36	SGD	305,000	237,946
2.375% 7/1/39	SGD	191,000	152,509
2.75% 3/1/46	SGD	20,000	17,268

TOTAL SINGAPORE			734,173

Slovakia - 0.2%
Slovakia Republic:
0% 11/13/23	EUR	50,000	60,079
0.25% 5/14/25 (Reg. S)	EUR	84,000	102,292
1% 10/9/30 (Reg. S)	EUR	110,000	142,362
1.625% 1/21/31 (Reg. S)	EUR	117,000	161,459
3% 2/28/23 (Reg. S)	EUR	52,000	65,452

TOTAL SLOVAKIA			531,644

Slovenia - 0.2%
Republic of Slovenia:
1.1875% 3/14/29 (Reg. S)	EUR	110,000	143,313
1.25% 3/22/27 (Reg. S)	EUR	84,000	108,807
2.125% 7/28/25 (Reg. S)	EUR	64,000	84,240

TOTAL SLOVENIA			336,360

Spain - 3.4%
Spanish Kingdom:
0% 4/30/23	EUR	32,000	38,294
0.25% 7/30/24(Reg. S) (d)	EUR	148,000	179,123
0.35% 7/30/23	EUR	179,000	215,967
0.45% 10/31/22	EUR	23,000	27,638
0.5% 4/30/30 (Reg. S) (d)	EUR	143,000	172,659
0.6% 10/31/29 (Reg. S) (d)	EUR	32,000	39,116
0.8% 7/30/27 (Reg. S) (d)	EUR	85,000	106,004
1% 10/31/50 (Reg. S) (d)	EUR	508,000	543,904
1.2% 10/31/40 (Reg. S) (d)	EUR	84,000	101,040
1.25% 10/31/30 (Reg. S) (d)	EUR	457,000	586,653
1.4% 4/30/28 (Reg. S) (d)	EUR	100,000	129,559
1.45% 10/31/27 (d)	EUR	100,000	129,708
1.45% 4/30/29 (Reg. S) (d)	EUR	2,826,000	3,687,726
1.5% 4/30/27 (Reg. S) (d)	EUR	157,000	203,799
1.6% 4/30/25 (d)	EUR	243,000	310,005
1.85% 7/30/35 (Reg. S) (d)	EUR	272,000	368,355
1.95% 4/30/26 (Reg. S) (d)	EUR	40,000	52,471
1.95% 7/30/30 (Reg. S) (d)	EUR	26,000	35,362
2.15% 10/31/25 (Reg. S) (d)	EUR	44,000	57,783
2.35% 7/30/33 (Reg. S) (d)	EUR	70,000	99,731
2.7% 10/31/48 (d)	EUR	189,000	293,914
5.15% 10/31/28 (d)	EUR	80,000	129,997

TOTAL SPAIN			7,508,808

Sweden - 0.0%
Sweden Kingdom 0.75% 11/12/29 (d)	SEK	265,000	32,273
Switzerland - 0.6%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	601,000	667,950
0% 6/26/34 (Reg. S)	CHF	24,000	26,287
0% 7/24/39 (Reg. S)	CHF	383,000	413,652
1.25% 5/28/26	CHF	35,000	41,255
3.5% 4/8/33	CHF	45,000	69,682

TOTAL SWITZERLAND			1,218,826

Thailand - 0.7%
Kingdom of Thailand:
1.45% 12/17/24	THB	5,595,000	178,344
1.6% 12/17/29	THB	4,153,000	129,132
1.6% 6/17/35	THB	3,108,000	90,140
2.125% 12/17/26	THB	3,013,000	99,556
2.4% 12/17/23	THB	18,518,000	600,889
3.3% 6/17/38	THB	9,866,000	345,152
3.65% 6/20/31	THB	2,464,000	89,303
3.775% 6/25/32	THB	1,580,000	58,038
3.85% 12/12/25	THB	1,091,000	38,499

TOTAL THAILAND			1,629,053

United Kingdom - 3.3%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/23 (Reg. S)	GBP	501,000	693,678
0.25% 7/31/31 (Reg. S)	GBP	338,000	441,112
0.375% 10/22/30 (Reg. S)	GBP	371,000	495,755
0.625% 6/7/25	GBP	34,000	47,728
0.625% 7/31/35 (Reg. S)	GBP	77,000	100,302
0.625% 10/22/50 (Reg. S)	GBP	701,000	823,952
1% 4/22/24(Reg. S)	GBP	144,000	203,884
1.25% 7/22/27	GBP	42,000	60,886
1.25% 10/22/41 (Reg. S)	GBP	1,513,076	2,105,828
1.5% 7/22/47	GBP	120,000	175,586
1.625% 10/22/54 (Reg. S)	GBP	263,000	403,535
1.75% 9/7/37 (Reg. S)	GBP	227,000	343,325
1.75% 1/22/49(Reg. S)	GBP	742,000	1,149,530
4.25% 9/7/39	GBP	13,000	27,154
4.25% 12/7/40	GBP	19,000	40,365
4.25% 12/7/55	GBP	30,000	77,101

TOTAL UNITED KINGDOM			7,189,721

TOTAL GOVERNMENT OBLIGATIONS
(Cost $140,858,451)			140,295,963

Supranational Obligations - 4.3%
African Development Bank:
0.125% 10/7/26	EUR	41,000	49,549
0.875% 5/24/28	EUR	87,000	110,088
Asian Development Bank:
0.2% 5/25/23	EUR	130,000	156,167
1.125% 12/15/25	GBP	32,000	45,403
1.375% 3/7/25	GBP	25,000	35,725
2.45% 1/17/24	AUD	65,000	51,240
3.3% 8/8/28	AUD	55,000	46,395
Council of Europe Development Bank:
0% 4/9/27 (Reg. S)	EUR	33,000	39,827
0.125% 5/25/23	EUR	23,000	27,622
0.375% 10/27/22 (Reg. S)	EUR	49,000	58,824
0.625% 6/15/22 (Reg. S)	GBP	188,000	261,144
1.125% 12/15/21 (Reg. S)	GBP	91,000	126,419
European Financial Stability Facility:
0% 11/17/22 (Reg. S)	EUR	79,000	94,444
0.05% 10/17/29 (Reg. S)	EUR	23,000	27,531
0.7% 1/20/50 (Reg. S)	EUR	176,000	211,763
0.75% 5/3/27 (Reg. S)	EUR	43,000	54,004
0.875% 4/10/35 (Reg. S)	EUR	610,000	778,018
1.45% 9/5/40 (Reg. S)	EUR	23,000	31,859
European Investment Bank:
0% 9/9/30 (Reg. S)	EUR	109,000	129,429
0.05% 10/13/34 (Reg. S)	EUR	457,000	526,533
0.375% 7/16/25	EUR	577,000	706,880
0.375% 4/14/26 (Reg. S)	EUR	413,000	507,734
0.875% 12/15/23 (Reg. S)	GBP	145,000	203,522
1% 9/21/26 (Reg. S)	GBP	226,000	319,319
1.375% 3/7/25 (Reg. S)	GBP	61,000	87,186
1.5% 1/26/24	NOK	740,000	87,198
1.75% 7/30/24 (Reg. S)	CAD	69,000	57,180
1.75% 11/12/26 (Reg. S)	SEK	240,000	29,939
2.375% 1/18/23 (Reg. S)	CAD	294,000	244,182
2.7% 1/12/23	AUD	72,000	56,042
3% 9/28/22	EUR	220,000	272,663
European Stability Mechanism:
0% 1/17/22 (Reg. S)	EUR	39,000	46,382
0.01% 3/4/30	EUR	35,000	41,674
0.75% 9/5/28 (Reg. S)	EUR	48,000	60,677
0.875% 7/18/42 (Reg. S)	EUR	34,000	43,065
1.125% 5/3/32 (Reg. S)	EUR	47,000	61,875
1.2% 5/23/33 (Reg. S)	EUR	37,000	49,131
1.85% 12/1/55 (Reg. S)	EUR	100,000	163,731
European Union:
0% 11/4/25 (Reg. S)	EUR	797,000	963,205
0% 7/4/35 (Reg. S)	EUR	241,000	273,464
0.1% 10/4/40 (Reg. S)	EUR	135,000	148,046
0.3% 11/4/50 (Reg. S)	EUR	125,000	134,520
1.125% 4/4/36 (Reg. S)	EUR	94,000	123,444
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	439,333
3.15% 6/26/29	AUD	120,000	100,319
International Bank for Reconstruction & Development:
1% 12/19/22	GBP	19,000	26,598
1% 12/21/29	GBP	248,000	346,565
1.2% 8/8/34	EUR	23,000	30,490
1.8% 7/26/24	CAD	87,000	72,158
2.2% 2/27/24	AUD	207,000	162,436
2.25% 1/17/23	CAD	93,000	76,970
2.5% 8/3/23	CAD	68,000	56,769
2.8% 1/12/22	AUD	89,000	67,700
International Finance Corp.:
1.375% 9/13/24	CAD	196,000	160,685
2.8% 8/15/22	AUD	469,000	362,234
3.15% 6/26/29 (Reg. S)	AUD	90,000	75,417
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	56,477
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $9,328,137)			9,577,194
		Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (e)
(Cost $2,413,936)		2,413,453	2,413,936
TOTAL INVESTMENT IN SECURITIES - 97.6%
(Cost $213,566,305)			215,056,966
NET OTHER ASSETS (LIABILITIES) - 2.4%			5,295,566
NET ASSETS - 100%			$220,352,532

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
CAD	233,568	USD	188,483	Bank Of America NA	7/6/21	$(62)
EUR	649,485	USD	770,225	State Street Bank And Tr Co	7/6/21	(33)
JPY	78,154,314	USD	703,594	JPMorgan Chase Bank	7/6/21	(79)
USD	7,315,445	AUD	9,430,000	Citibank NA	8/20/21	241,824
USD	240,835	CAD	292,000	BNP Paribas	8/20/21	5,281
USD	65,530	CAD	81,000	Bank Of America NA	8/20/21	188
USD	250,160	CAD	310,000	Bank Of America NA	8/20/21	84
USD	12,974,452	CAD	15,675,000	Bank Of America NA	8/20/21	329,519
USD	1,553,850	CHF	1,396,000	Canadian Imperial Bk Commerce	8/20/21	43,072
USD	23,379,099	CNY	151,483,000	BNP Paribas	8/20/21	(1,778)
USD	1,756,836	CNY	11,424,000	Goldman Sachs Bank USA	8/20/21	(6,419)
USD	255,821	COP	944,900,000	Goldman Sachs Bank USA	8/20/21	4,649
USD	860,222	CZK	17,921,000	Brown Brothers Harriman & Co.	8/20/21	27,210
USD	96,530	CZK	2,017,000	Goldman Sachs Bank USA	8/20/21	2,775
USD	876,422	DKK	5,321,000	BNP Paribas	8/20/21	27,140
USD	90,661	DKK	552,000	Bank Of America NA	8/20/21	2,557
USD	99,005,543	EUR	80,815,000	Canadian Imperial Bk Commerce	8/20/21	3,081,034
USD	50,067	EUR	41,000	JPMorgan Chase Bank	8/20/21	1,402
USD	299,761	EUR	246,000	JPMorgan Chase Bank	8/20/21	7,767
USD	381,794	EUR	320,000	JPMorgan Chase Bank	8/20/21	1,965
USD	78,778	EUR	66,000	JPMorgan Chase Bank	8/20/21	438
USD	415,958	EUR	341,000	JPMorgan Chase Bank	8/20/21	11,204
USD	556,298	EUR	458,000	State Street Bank And Tr Co	8/20/21	12,668
USD	937,708	EUR	790,000	State Street Bank And Tr Co	8/20/21	6
USD	52,532	EUR	43,000	State Street Bank And Tr Co	8/20/21	1,492
USD	17,174,115	GBP	12,116,000	Brown Brothers Harriman & Co.	8/20/21	412,077
USD	182,489	GBP	131,000	JPMorgan Chase Bank	8/20/21	1,255
USD	93,527	GBP	67,000	JPMorgan Chase Bank	8/20/21	835
USD	93,212	GBP	66,000	State Street Bank And Tr Co	8/20/21	1,903
USD	1,077,628	IDR	15,682,500,000	BNP Paribas	8/20/21	459
USD	722,875	ILS	2,359,000	Brown Brothers Harriman & Co.	8/20/21	(1,065)
USD	28,671,594	JPY	3,115,550,000	Brown Brothers Harriman & Co.	8/20/21	615,951
USD	126,980	JPY	13,900,000	JPMorgan Chase Bank	8/20/21	1,810
USD	84,817	JPY	9,350,000	JPMorgan Chase Bank	8/20/21	619
USD	907,351	JPY	100,750,000	JPMorgan Chase Bank	8/20/21	94
USD	103,145	JPY	11,250,000	JPMorgan Chase Bank	8/20/21	1,838
USD	91,492	JPY	10,150,000	State Street Bank And Tr Co	8/20/21	91
USD	7,196,336	KRW	8,123,800,000	BNP Paribas	8/20/21	8,804
USD	1,808,520	MXN	36,249,000	Brown Brothers Harriman & Co.	8/20/21	1,320
USD	231,376	MXN	4,664,000	State Street Bank And Tr Co	8/20/21	(1,149)
USD	1,126,750	MYR	4,667,000	Goldman Sachs Bank USA	8/20/21	4,937
USD	406,921	NOK	3,370,000	Brown Brothers Harriman & Co.	8/20/21	15,426
USD	562,582	NZD	783,000	Bank Of America NA	8/20/21	15,338
USD	304,455	PEN	1,140,000	Goldman Sachs Bank USA	8/20/21	8,358
USD	771,072	PLN	2,851,000	Brown Brothers Harriman & Co.	8/20/21	23,230
USD	257,015	PLN	955,000	Citibank NA	8/20/21	6,510
USD	716,763	RUB	53,530,000	Goldman Sachs Bank USA	8/20/21	(9,735)
USD	2,162,608	SEK	17,978,000	Bank Of America NA	8/20/21	60,943
USD	744,391	SGD	992,000	Bank Of America NA	8/20/21	6,770
USD	1,577,799	THB	49,606,000	JPMorgan Chase Bank	8/20/21	31,515
USD	532,674	HUF	152,834,000	Brown Brothers Harriman & Co.	8/23/21	17,391
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$5,019,429
					Unrealized Appreciation	5,039,749
					Unrealized Depreciation	(20,320)

For the period, the average contract value for forward foreign currency contracts was $214,825,197. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CNY – Chinese yuan

COP – Colombian peso

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HUF – Hungarian forint

IDR – Indonesian rupiah

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

PLN – Polish zloty

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,302,324 or 14.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$594
Total	$594

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,482,134	$36,006,223	$39,074,403	$(18)	$--	$2,413,936	0.0%
Total	$5,482,134	$36,006,223	$39,074,403	$(18)	$--	$2,413,936

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$62,769,873	$--	$62,769,873	$--
Government Obligations	140,295,963	--	140,295,963	--
Supranational Obligations	9,577,194	--	9,577,194	--
Money Market Funds	2,413,936	2,413,936	--	--
Total Investments in Securities:	$215,056,966	$2,413,936	$212,643,030	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$5,039,749	$--	$5,039,749	$--
Total Assets	$5,039,749	$--	$5,039,749	$--
Liabilities
Forward Foreign Currency Contracts	$(20,320)	$--	$(20,320)	$--
Total Liabilities	$(20,320)	$--	$(20,320)	$--
Total Derivative Instruments:	$5,019,429	$--	$5,019,429	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$5,039,749	$(20,320)
Total Foreign Exchange Risk	5,039,749	(20,320)
Total Value of Derivatives	$5,039,749	$(20,320)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(b)	Net(b)
Bank of America, N.A.	$ 415,399	$(62)	$--	$--	$415,337
BNP Paribas SA	41,684	(1,178)	--	--	39,906
Brown Brothers Harriman & Co	1,112,605	(1,065)	--	--	1,111,540
CIBC	3,124,106	--	--	--	3,124,106
Citibank NA	248,334	--	--	--	248,334
Goldman Sachs Bank USA	20,719	(16,154)	--	--	4,565
JPMorgan Chase Bank	60,742	(79)	--	--	60,663
State Street Bank And Tr Co	16,160	(1,182)	--	--	14,978
Total	$5,039,749	$(20,320)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $211,152,369)	$212,643,030
Fidelity Central Funds (cost $2,413,936)	2,413,936
Total Investment in Securities (cost $213,566,305)		$215,056,966
Foreign currency held at value (cost $61,797)		60,908
Receivable for investments sold		1,571,961
Unrealized appreciation on forward foreign currency contracts		5,039,749
Receivable for fund shares sold		211,530
Dividends receivable		3,376
Interest receivable		1,163,695
Distributions receivable from Fidelity Central Funds		61
Total assets		223,108,246
Liabilities
Payable for investments purchased	$2,506,171
Unrealized depreciation on forward foreign currency contracts	20,320
Payable for fund shares redeemed	216,830
Accrued management fee	10,847
Other payables and accrued expenses	1,546
Total liabilities		2,755,714
Net Assets		$220,352,532
Net Assets consist of:
Paid in capital		$221,552,566
Total accumulated earnings (loss)		(1,200,034)
Net Assets		$220,352,532
Net Asset Value, offering price and redemption price per share ($220,352,532 ÷ 21,945,783 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$789,879
Income from Fidelity Central Funds		594
Total income		790,473
Expenses
Management fee	$60,385
Independent trustees' fees and expenses	248
Interest	46
Total expenses		60,679
Net investment income (loss)		729,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,996
Fidelity Central Funds	(18)
Forward foreign currency contracts	3,866,134
Foreign currency transactions	(6,776,640)
Total net realized gain (loss)		(2,893,528)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,476)	(10,222,919)
Forward foreign currency contracts	9,317,773
Assets and liabilities in foreign currencies	(34,053)
Total change in net unrealized appreciation (depreciation)		(939,199)
Net gain (loss)		(3,832,727)
Net increase (decrease) in net assets resulting from operations		$(3,102,933)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$729,794	$456,355
Net realized gain (loss)	(2,893,528)	(4,873,829)
Change in net unrealized appreciation (depreciation)	(939,199)	7,580,478
Net increase (decrease) in net assets resulting from operations	(3,102,933)	3,163,004
Distributions to shareholders	(299,353)	(804,372)
Share transactions
Proceeds from sales of shares	69,949,187	183,921,925
Reinvestment of distributions	279,665	741,140
Cost of shares redeemed	(31,105,597)	(18,511,624)
Net increase (decrease) in net assets resulting from share transactions	39,123,255	166,151,441
Total increase (decrease) in net assets	35,720,969	168,510,073
Net Assets
Beginning of period	184,631,563	16,121,490
End of period	$220,352,532	$184,631,563
Other Information
Shares
Sold	6,938,893	18,178,523
Issued in reinvestment of distributions	27,883	72,797
Redeemed	(3,078,282)	(1,827,610)
Net increase (decrease)	3,888,494	16,423,710

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$9.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.036	.054	.010
Net realized and unrealized gain (loss)	(.201)	.372	(.123)
Total from investment operations	(.165)	.426	(.113)
Distributions from net investment income	(.015)	(.076)	(.009)
Distributions from net realized gain	–	–	(.008)
Total distributions	(.015)	(.076)	(.017)
Net asset value, end of period	$10.04	$10.22	$9.87
Total ReturnC	(1.61)%	4.33%	(1.13)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F	.06%	.06%F
Expenses net of fee waivers, if any	.06%F	.06%	.06%F
Expenses net of all reductions	.06%F	.06%	.06%F
Net investment income (loss)	.73%F	.54%	.45%F
Supplemental Data
Net assets, end of period (000 omitted)	$220,353	$184,632	$16,121
Portfolio turnover rateG	37%F	5%	3%H

 A For the period October 10, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity International Bond Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,798,660
Gross unrealized depreciation	(3,255,442)
Net unrealized appreciation (depreciation)	$6,543,218
Tax cost	$213,533,177

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(18,700)
Total capital loss carryforward	$(18,700)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Bond Index Fund	76,411,932	35,678,772

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Bond Index Fund	Borrower	$5,754,000.29%		$46

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Risks of Investing in European Countries.

There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity International Bond Index Fund	.06%
Actual		$1,000.00	$983.90	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IBI-SANN-0821
1.9896132.101

Fidelity® Inflation-Protected Bond Index Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2021

% of fund's investments
0.01 - 0.99%	79.8
1 - 1.99%	6.9
2 - 2.99%	8.9
3 - 3.99%	4.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Inflation Protected Securities – 99.8%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	$60,136,059	$65,996,456
0.25% 2/15/50	108,886,959	123,468,151
0.625% 2/15/43	104,913,519	125,471,677
0.75% 2/15/42	144,081,734	175,704,502
0.75% 2/15/45	161,304,735	199,216,429
0.875% 2/15/47	99,166,309	127,776,051
1% 2/15/46	79,841,639	104,497,765
1% 2/15/48	83,090,106	110,991,015
1% 2/15/49	77,129,920	104,018,721
1.375% 2/15/44	151,977,704	209,978,028
1.75% 1/15/28	115,859,844	140,063,084
2% 1/15/26	136,432,023	160,532,772
2.125% 2/15/40	60,269,381	89,927,696
2.125% 2/15/41	85,433,629	128,872,418
2.375% 1/15/25	188,702,515	219,286,382
2.375% 1/15/27	111,311,158	136,373,991
2.5% 1/15/29	101,305,363	130,534,485
3.375% 4/15/32	43,640,397	64,396,875
3.625% 4/15/28	107,708,163	145,267,734
3.875% 4/15/29	126,979,104	178,623,264
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/22	280,383,019	290,527,389
0.125% 1/15/23	339,383,266	354,539,795
0.125% 7/15/24	293,629,566	315,748,576
0.125% 10/15/24	262,548,449	282,951,384
0.125% 4/15/25	213,100,237	230,015,638
0.125% 10/15/25	254,432,861	276,908,999
0.125% 4/15/26	239,021,089	259,975,970
0.125% 7/15/26	248,330,663	271,951,116
0.125% 1/15/30	257,143,574	282,416,955
0.125% 7/15/30	272,953,867	301,279,364
0.125% 1/15/31	296,927,630	326,962,686
0.25% 1/15/25	299,821,418	324,515,649
0.25% 7/15/29	227,854,233	253,605,251
0.375% 7/15/23	340,884,790	362,599,603
0.375% 7/15/25	291,753,256	320,366,233
0.375% 1/15/27	237,351,699	262,764,897
0.375% 7/15/27	246,865,185	275,383,507
0.5% 4/15/24	183,511,027	197,796,576
0.5% 1/15/28	263,158,918	295,125,313
0.625% 4/15/23	287,329,568	303,908,088
0.625% 1/15/24	329,042,074	354,357,370
0.625% 1/15/26	252,667,331	280,624,671
0.75% 7/15/28	229,825,773	263,800,022
0.875% 1/15/29	194,579,595	225,233,951
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $8,859,428,350)		9,654,356,499
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.06% (a)
(Cost $31,213,962)	31,207,721	31,213,962
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,890,642,312)		9,685,570,461
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(9,511,288)
NET ASSETS - 100%		$9,676,059,173

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,299
Fidelity Securities Lending Cash Central Fund	19,541
Total	$26,840

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$22,046,060	$441,653,998	$432,485,774	$(322)	$--	$31,213,962	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	--	590,357,607	590,357,607	--	--	--	0.0%
Total	$22,046,060	$1,032,011,605	$1,022,843,381	$(322)	$--	$31,213,962

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$9,654,356,499	$--	$9,654,356,499	$--
Money Market Funds	31,213,962	31,213,962	--	--
Total Investments in Securities:	$9,685,570,461	$31,213,962	$9,654,356,499	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets	0.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,859,428,350)	$9,654,356,499
Fidelity Central Funds (cost $31,213,962)	31,213,962
Total Investment in Securities (cost $8,890,642,312)		$9,685,570,461
Receivable for investments sold		84,710,899
Receivable for fund shares sold		14,792,722
Interest receivable		21,799,391
Distributions receivable from Fidelity Central Funds		2,939
Other receivables		3,615
Total assets		9,806,880,027
Liabilities
Payable for investments purchased	$117,375,423
Payable for fund shares redeemed	13,049,354
Distributions payable	5
Accrued management fee	392,457
Other payables and accrued expenses	3,615
Total liabilities		130,820,854
Net Assets		$9,676,059,173
Net Assets consist of:
Paid in capital		$8,685,417,742
Total accumulated earnings (loss)		990,641,431
Net Assets		$9,676,059,173
Net Asset Value, offering price and redemption price per share ($9,676,059,173 ÷ 861,517,645 shares)		$11.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$216,385,459
Income from Fidelity Central Funds (including $19,541 from security lending)		26,840
Total income		216,412,299
Expenses
Management fee	$2,363,031
Independent trustees' fees and expenses	11,903
Total expenses before reductions	2,374,934
Expense reductions	(1)
Total expenses after reductions		2,374,933
Net investment income (loss)		214,037,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,725,414
Fidelity Central Funds	(322)
Total net realized gain (loss)		11,725,092
Change in net unrealized appreciation (depreciation) on investment securities		(58,362,720)
Net gain (loss)		(46,637,628)
Net increase (decrease) in net assets resulting from operations		$167,399,738

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$214,037,366	$114,016,395
Net realized gain (loss)	11,725,092	24,862,601
Change in net unrealized appreciation (depreciation)	(58,362,720)	642,534,044
Net increase (decrease) in net assets resulting from operations	167,399,738	781,413,040
Distributions to shareholders	(323,498)	(106,674,496)
Share transactions
Proceeds from sales of shares	2,596,748,448	4,642,408,183
Reinvestment of distributions	295,624	98,073,735
Cost of shares redeemed	(2,038,595,180)	(3,531,613,252)
Net increase (decrease) in net assets resulting from share transactions	558,448,892	1,208,868,666
Total increase (decrease) in net assets	725,525,132	1,883,607,210
Net Assets
Beginning of period	8,950,534,041	7,066,926,831
End of period	$9,676,059,173	$8,950,534,041
Other Information
Shares
Sold	235,410,169	435,510,727
Issued in reinvestment of distributions	26,693	8,973,221
Redeemed	(184,507,097)	(334,850,967)
Net increase (decrease)	50,929,765	109,632,981

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$10.08	$9.49	$9.84	$9.68	$9.38
Income from Investment Operations
Net investment income (loss)A	.249	.157	.233	.262	.219	.173
Net realized and unrealized gain (loss)	(.059)	.940	.555	(.398)	.068	.283
Total from investment operations	.190	1.097	.788	(.136)	.287	.456
Distributions from net investment income	–B	(.027)	(.041)	(.031)	(.013)	(.010)
Distributions from net realized gain	–	(.110)	(.157)	(.183)	(.108)	(.146)
Tax return of capital	–	–	–	–	(.006)	–
Total distributions	–B	(.137)	(.198)	(.214)	(.127)	(.156)
Net asset value, end of period	$11.23	$11.04	$10.08	$9.49	$9.84	$9.68
Total ReturnC,D	1.72%	10.90%	8.31%	(1.37)%	2.98%	4.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	4.57%G	1.47%	2.34%	2.71%	2.22%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$9,676,059	$8,950,534	$7,066,927	$4,929,939	$1,441,076	$504,388
Portfolio turnover rateH	33%G	31%	33%	41%I,J	33%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Inflation-Protected Bond Index Fund	$3,615

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$789,302,780
Gross unrealized depreciation	(9,921,432)
Net unrealized appreciation (depreciation)	$779,381,348
Tax cost	$8,906,189,113

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(30,662,109)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Inflation-Protected Bond Index Fund	$2,025	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Inflation-Protected Bond Index Fund	.05%
Actual		$1,000.00	$1,017.20	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PIB-I-PIB-AI-SANN-0821
1.939241.108

Fidelity® Series Inflation-Protected Bond Index Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2021

% of fund's investments
0.01 - 0.99%	86.5
1 - 1.99%	1.6
2 - 2.99%	7.9
3 - 3.99%	4.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Inflation Protected Securities - 99.9%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$210,602,345	$254,597,390
2% 1/15/26	262,494,200	308,863,863
2.375% 1/15/25	371,230,789	431,397,838
2.375% 1/15/27	212,755,329	260,659,344
2.5% 1/15/29	191,510,609	246,766,193
3.625% 4/15/28	203,387,845	274,312,460
3.875% 4/15/29	254,486,163	357,989,211
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/22	550,216,879	570,123,948
0.125% 1/15/23	681,650,858	712,092,726
0.125% 7/15/24	593,541,651	638,252,930
0.125% 10/15/24	513,047,670	552,917,181
0.125% 4/15/25	407,897,520	440,275,475
0.125% 10/15/25	488,530,195	531,686,067
0.125% 4/15/26	472,461,784	513,882,316
0.125% 7/15/26	472,114,139	517,020,194
0.125% 1/15/30	498,527,649	547,525,489
0.125% 7/15/30	557,460,010	615,309,827
0.125% 1/15/31	609,969,782	671,669,923
0.25% 1/15/25	578,539,418	626,189,736
0.25% 7/15/29	439,701,551	489,394,560
0.375% 7/15/23	678,507,123	721,728,931
0.375% 7/15/25	590,230,634	648,116,040
0.375% 1/15/27	450,121,717	498,316,156
0.375% 7/15/27	494,591,737	551,727,887
0.5% 4/15/24	365,568,238	394,026,164
0.5% 1/15/28	522,075,975	585,493,498
0.625% 4/15/23	570,079,081	602,971,860
0.625% 1/15/24	642,026,393	691,421,559
0.625% 1/15/26	508,097,233	564,317,587
0.75% 7/15/28	442,045,231	507,391,056
0.875% 1/15/29	376,919,237	436,299,650
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $14,815,324,622)		15,762,737,059
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.06% (a)
(Cost $25,608,775)	25,603,654	25,608,775
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,840,933,397)		15,788,345,834
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,439,891)
NET ASSETS - 100%		$15,783,905,943

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,656
Fidelity Securities Lending Cash Central Fund	37,413
Total	$42,069

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,997,078	$317,438,282	$297,826,586	$1	$--	$25,608,775	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	1,014,185,733	1,014,185,733	--	--	--	0.0%
Total	$5,997,078	$1,331,624,015	$1,312,012,319	$1	$--	$25,608,775

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$15,762,737,059	$--	$15,762,737,059	$--
Money Market Funds	25,608,775	25,608,775	--	--
Total Investments in Securities:	$15,788,345,834	$25,608,775	$15,762,737,059	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets	0.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,815,324,622)	$15,762,737,059
Fidelity Central Funds (cost $25,608,775)	25,608,775
Total Investment in Securities (cost $14,840,933,397)		$15,788,345,834
Receivable for investments sold		189,584,593
Receivable for fund shares sold		64,444,665
Interest receivable		33,226,993
Distributions receivable from Fidelity Central Funds		1,832
Total assets		16,075,603,917
Liabilities
Payable for investments purchased	$222,488,089
Payable for fund shares redeemed	69,150,337
Other payables and accrued expenses	59,548
Total liabilities		291,697,974
Net Assets		$15,783,905,943
Net Assets consist of:
Paid in capital		$14,445,069,503
Total accumulated earnings (loss)		1,338,836,440
Net Assets		$15,783,905,943
Net Asset Value, offering price and redemption price per share ($15,783,905,943 ÷ 1,436,857,873 shares)		$10.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$346,670,212
Income from Fidelity Central Funds (including $37,413 from security lending)		42,069
Total income		346,712,281
Expenses
Custodian fees and expenses	$73,731
Independent trustees' fees and expenses	19,079
Total expenses before reductions	92,810
Expense reductions	(1)
Total expenses after reductions		92,809
Net investment income (loss)		346,619,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,224,378
Fidelity Central Funds	1
Total net realized gain (loss)		29,224,379
Change in net unrealized appreciation (depreciation) on investment securities		(18,026,929)
Net gain (loss)		11,197,450
Net increase (decrease) in net assets resulting from operations		$357,816,922

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$346,619,472	$177,553,048
Net realized gain (loss)	29,224,379	47,932,741
Change in net unrealized appreciation (depreciation)	(18,026,929)	783,249,374
Net increase (decrease) in net assets resulting from operations	357,816,922	1,008,735,163
Distributions to shareholders	(49,520)	(193,742,564)
Share transactions
Proceeds from sales of shares	2,013,754,090	3,761,473,787
Reinvestment of distributions	49,520	193,742,376
Cost of shares redeemed	(1,010,516,301)	(3,019,937,841)
Net increase (decrease) in net assets resulting from share transactions	1,003,287,309	935,278,322
Total increase (decrease) in net assets	1,361,054,711	1,750,270,921
Net Assets
Beginning of period	14,422,851,232	12,672,580,311
End of period	$15,783,905,943	$14,422,851,232
Other Information
Shares
Sold	186,208,246	357,405,408
Issued in reinvestment of distributions	4,619	18,172,152
Redeemed	(93,317,098)	(292,816,898)
Net increase (decrease)	92,895,767	82,760,662

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$10.05	$9.54	$9.76	$9.77	$9.53
Income from Investment Operations
Net investment income (loss)A	.247	.146	.222	.258	.217	.162
Net realized and unrealized gain (loss)	.013	.683	.434	(.300)	(.024)	.207
Total from investment operations	.260	.829	.656	(.042)	.193	.369
Distributions from net investment income	–B	(.017)	(.039)	(.030)	(.010)	(.006)
Distributions from net realized gain	–	(.132)	(.107)	(.148)	(.193)	(.123)
Total distributions	–B	(.149)	(.146)	(.178)	(.203)	(.129)
Net asset value, end of period	$10.99	$10.73	$10.05	$9.54	$9.76	$9.77
Total ReturnC,D	2.42%	8.26%	6.89%	(.42)%	1.99%	3.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	.06%	.20%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	.06%	.20%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	.06%	.20%
Net investment income (loss)	4.60%G	1.40%	2.23%	2.67%	2.21%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$15,783,906	$14,422,851	$12,672,580	$5,760,801	$2,402,297	$1,013,090
Portfolio turnover rateI	27%G	40%	18%J	25%	25%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$968,586,712
Gross unrealized depreciation	(15,068,193)
Net unrealized appreciation (depreciation)	$953,518,519
Tax cost	$14,834,827,315

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Inflation-Protected Bond Index Fund	$4,000	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Series Inflation-Protected Bond Index Fund	- %-C
Actual		$1,000.00	$1,024.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SIB-S-SANN-0821
1.899332.111

Fidelity® SAI Municipal Income Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2021

% of fund's net assets
Illinois	13.8
Pennsylvania	7.3
Massachusetts	6.9
Florida	6.3
Texas	6.2

Top Five Sectors as of June 30, 2021

% of fund's net assets
General Obligations	25.0
Transportation	23.7
Health Care	16.5
Education	8.5
Special Tax	4.6

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	6.7%
AA,A	70.4%
BBB	13.8%
BB and Below	2.5%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
Alabama - 0.5%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	535,000	659,508
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$530,000	$618,509
5% 4/1/26	500,000	602,525
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	7,080,000	8,052,402
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	860,000	970,763

TOTAL ALABAMA		10,903,707

Alaska - 0.4%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26	600,000	697,686
4% 12/1/29	980,000	1,201,333
5% 12/1/28	1,365,000	1,757,476
5% 6/1/29	1,025,000	1,329,976
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,305,000	2,713,307

TOTAL ALASKA		7,699,778

Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.945%, tender 1/1/37 (a)(b)	515,000	514,608
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	190,000	200,221
5% 5/1/51	190,000	199,541
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37	1,165,000	1,551,514
5% 7/1/38	1,875,000	2,491,040
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(c)	1,255,000	1,313,577
Series 2019, 5%, tender 6/3/24 (a)(c)	6,455,000	7,283,672
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	435,000	539,028
5% 7/1/31	645,000	796,791
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	50,000	53,821
5% 7/1/48	60,000	63,794
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	749,663
Series 2021 A, 4% 9/1/51	1,000,000	1,180,977
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	255,000	266,333
6% 1/1/48 (d)	945,000	979,376
Maricopa County Rev. Series 2016 A, 5% 1/1/33	1,035,000	1,250,357
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	170,000	178,091
Series 2017 A:
5% 7/1/33 (c)	190,000	233,380
5% 7/1/36 (c)	300,000	368,670
5% 7/1/37 (c)	225,000	276,127
Series 2017 B:
5% 7/1/29	430,000	534,449
5% 7/1/33	600,000	741,705
5% 7/1/36	690,000	853,368
5% 7/1/37	430,000	531,934
Series 2019 B, 5% 7/1/35 (c)	2,450,000	3,109,344
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,400,000	1,852,350
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/22	260,000	276,973
5.5% 12/1/29	1,530,000	2,015,849

TOTAL ARIZONA		30,406,553

California - 3.9%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	619,199
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	30,000	30,121
Series 2016, 5% 9/1/29	380,000	465,352
Series 2017, 5% 8/1/30	2,465,000	3,076,537
Series 2020, 4% 11/1/37	1,950,000	2,407,882
Series 2021, 5% 9/1/32 (e)	9,770,000	13,217,898
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	732,399	857,418
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	100,000	90,068
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	100,000	90,068
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	415,000	451,982
(Various Cap. Projs.) Series 2021 B, 4% 5/1/46	5,735,000	6,896,847
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	660,000	693,313
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	315,000	262,627
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	570,000	595,079
5% 6/1/23	655,000	714,388
5% 6/1/24	365,000	413,993
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	850,000	774,028
0% 11/1/30 (FSA Insured)	860,000	742,222
Long Beach Unified School District Series 2009, 5.5% 8/1/29	30,000	30,130
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	6,795,000	8,811,092
Series B, 5% 7/1/50	4,890,000	6,297,993
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (c)	875,000	1,025,128
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	686,445
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	300,000	353,030
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,015,000	835,601
Series 2011, 0% 8/1/46	200,000	100,633
Series B:
0% 8/1/37	1,345,000	969,350
0% 8/1/39	4,095,000	2,783,110
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	170,000	194,981
5% 9/1/26	220,000	260,358
5% 9/1/29	455,000	530,531
5% 9/1/31	205,000	236,821
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	809,648
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	620,000	494,465
Series 2008 E, 0% 7/1/47 (f)	1,495,000	1,464,006
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (c)	13,485,000	16,651,616
Series 2019 B, 5% 5/1/49	930,000	1,166,152
Series 2019 E, 5% 5/1/50 (c)	1,350,000	1,664,416
Series A, 5% 5/1/44 (c)	600,000	667,856
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	795,000	867,857
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	995,000	1,086,185
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,665,000	1,927,820
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	899,609
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	259,167
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	515,000	554,313
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	775,000	872,028
Series 2013 B, 5.5% 8/1/38	170,000	191,284
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	345,000	362,981

TOTAL CALIFORNIA		85,453,628

Colorado - 3.5%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	430,000	515,763
5% 10/1/43	540,000	641,555
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	285,000	315,589
4% 9/1/36	225,000	248,814
5% 9/1/46	1,255,000	1,444,274
Series 2019 A:
5% 11/1/25	1,845,000	2,192,065
5% 11/15/39	2,390,000	3,069,982
Series 2019 A1, 4% 8/1/44	890,000	1,014,575
Series 2019 A2, 5% 8/1/44	15,610,000	19,394,654
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	685,000	766,673
Series 2019 H, 4.25% 11/1/49	360,000	403,244
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,500,000	4,526,848
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	390,000	432,891
5% 11/15/26 (c)	595,000	725,284
5% 11/15/27 (c)	505,000	630,790
Series 2018 A:
5% 12/1/30 (c)	1,335,000	1,754,791
5% 12/1/34 (c)	880,000	1,204,655
5% 12/1/36 (c)	860,000	1,070,332
5% 12/1/37 (c)	1,720,000	2,135,813
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	5,270,000	6,851,750
5% 9/15/46	8,085,000	10,502,399
Series 2020 B:
5% 9/15/28	2,620,000	3,399,973
5% 9/15/29	4,870,000	6,463,101
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	2,400,000	3,123,433
5% 9/1/40	2,800,000	3,167,671
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (FSA Insured)	160,000	185,289
Series 2020, 5% 12/1/33 (FSA Insured)	255,000	326,543

TOTAL COLORADO		76,508,751

Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	290,000	341,879
Series 2015 B, 5% 6/15/32	495,000	576,193
Series 2016 B, 5% 5/15/26	1,235,000	1,499,028
Series 2018 F:
5% 9/15/23	450,000	497,140
5% 9/15/24	560,000	643,008
5% 9/15/25	560,000	665,720
Series 2021 D:
5% 7/15/24 (e)	1,140,000	1,296,430
5% 7/15/25 (e)	1,885,000	2,217,965
5% 7/15/26 (e)	1,885,000	2,287,473
5% 7/15/27 (e)	2,510,000	3,124,705
5% 7/15/28 (e)	2,895,000	3,689,017
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	85,000	102,133
5% 7/1/27	60,000	73,917
5% 7/1/28	110,000	135,027
5% 7/1/29	70,000	85,400
Series 2016 K, 4% 7/1/46	1,520,000	1,654,226
Series 2019 A:
5% 7/1/26 (d)	1,195,000	1,290,208
5% 7/1/27 (d)	695,000	755,856
5% 7/1/49 (d)	1,430,000	1,501,636
Series 2019 Q-1:
5% 11/1/22	810,000	860,933
5% 11/1/26	870,000	1,061,426
Series 2020 A, 4% 7/1/40	1,330,000	1,555,125
Series K1:
5% 7/1/27	85,000	100,956
5% 7/1/29	220,000	263,873
5% 7/1/30	170,000	202,347
5% 7/1/33	275,000	324,869
5% 7/1/34	130,000	152,949
Series K3, 5% 7/1/43	2,060,000	2,382,992
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	1,545,000	1,695,562
Series C:
5% 5/15/23 (c)	250,000	270,398
5% 11/15/23 (c)	1,195,000	1,315,651
5% 5/15/24 (c)	2,150,000	2,405,944
5% 11/15/24 (c)	1,000,000	1,137,481
5% 11/15/25 (c)	890,000	1,036,914
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	650,000	797,557
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	785,000	926,991
5% 4/1/39 (d)	1,010,000	1,171,917
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	185,000	222,594
Stratford Gen. Oblig. Series 2019, 5% 1/1/23	1,770,000	1,892,549
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	890,000	1,057,419

TOTAL CONNECTICUT		43,273,408

Delaware - 0.1%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	1,000,000	1,297,997
Series 2020 A, 5% 1/1/31	1,000,000	1,324,648

TOTAL DELAWARE		2,622,645

District of Columbia - 1.2%
District of Columbia Rev. Series 2018, 5% 10/1/48	7,155,000	8,693,924
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	715,000	896,695
5% 10/1/32	900,000	1,127,476
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (c)	525,000	531,157
5% 10/1/23 (c)	560,000	566,568
5% 10/1/24 (c)	505,000	510,923
5% 10/1/25 (c)	680,000	687,975
Series 2017 A:
5% 10/1/28 (c)	1,145,000	1,425,476
5% 10/1/30 (c)	1,420,000	1,767,034
5% 10/1/31 (c)	250,000	310,712
5% 10/1/32 (c)	385,000	477,774
5% 10/1/33 (c)	190,000	235,522
5% 10/1/35 (c)	430,000	532,560
5% 10/1/42 (c)	860,000	1,054,050
Series 2019 A, 5% 10/1/25 (c)	610,000	722,834
Series 2020 A:
5% 10/1/25 (c)	3,050,000	3,614,172
5% 10/1/26 (c)	2,215,000	2,696,125
5% 10/1/27 (c)	765,000	953,301
5% 10/1/28 (c)	385,000	490,798

TOTAL DISTRICT OF COLUMBIA		27,295,076

Florida - 6.3%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	300,000	351,078
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	165,000	174,883
Series 2012 Q1, 5% 10/1/25	900,000	953,325
Series 2015 C, 5% 10/1/24 (c)	435,000	498,619
Series 2017:
5% 10/1/25 (c)	45,000	53,199
5% 10/1/26 (c)	170,000	206,535
5% 10/1/27 (c)	170,000	211,728
5% 10/1/29 (c)	460,000	568,477
5% 10/1/30 (c)	125,000	154,268
5% 10/1/32 (c)	600,000	738,861
5% 10/1/33 (c)	225,000	276,461
5% 10/1/34 (c)	220,000	269,826
5% 10/1/35 (c)	260,000	318,486
5% 10/1/36 (c)	345,000	422,007
5% 10/1/37 (c)	385,000	469,241
5% 10/1/42 (c)	2,230,000	2,687,018
5% 10/1/47 (c)	1,035,000	1,244,858
Series 2019 A, 5% 10/1/49 (c)	2,400,000	2,991,436
Series A:
5% 10/1/28 (c)	515,000	604,810
5% 10/1/30 (c)	600,000	699,982
5% 10/1/31 (c)	515,000	599,183
5% 10/1/32 (c)	480,000	558,462
Series C, 5% 10/1/23 (c)	245,000	270,631
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	115,000	139,435
Series 2012 A:
5% 7/1/24	375,000	392,423
5% 7/1/27	980,000	1,024,424
Series 2015 A:
5% 7/1/24	385,000	437,121
5% 7/1/27	170,000	200,197
Series 2015 B, 5% 7/1/24	475,000	539,305
Series 2016, 5% 7/1/32	380,000	454,129
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	958,726
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	355,000	414,066
5% 7/1/32	2,105,000	2,448,007
Series 2016 A, 5% 7/1/33	230,000	274,619
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	730,000	847,160
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,100,000	1,259,002
Series 2015 C:
5% 10/1/30	565,000	646,315
5% 10/1/40	345,000	389,498
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	375,000	454,482
5% 10/1/31	410,000	497,312
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	635,000	672,137
Series 2015 B:
5% 10/1/28	170,000	200,444
5% 10/1/30	310,000	365,541
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	170,000	203,444
Series 2016:
5% 10/1/21 (c)	265,000	268,116
5% 10/1/22 (c)	170,000	180,051
5% 10/1/24 (c)	515,000	590,320
5% 10/1/26 (c)	295,000	358,400
5% 10/1/27 (c)	170,000	211,728
Series 2017 A:
5% 10/1/25 (c)	170,000	200,974
5% 10/1/27 (c)	345,000	429,683
5% 10/1/29 (c)	515,000	636,447
5% 10/1/30 (c)	555,000	684,949
5% 10/1/31 (c)	1,485,000	1,827,415
5% 10/1/32 (c)	1,165,000	1,434,622
5% 10/1/34 (c)	1,035,000	1,269,411
5% 10/1/35 (c)	1,365,000	1,672,053
5% 10/1/36 (c)	1,290,000	1,577,941
5% 10/1/37 (c)	1,075,000	1,310,217
Series 2019 A, 5% 10/1/54 (c)	8,380,000	10,406,714
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	240,000	269,086
5% 6/1/24	45,000	50,865
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	530,000	641,451
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	170,000	180,316
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (Pre-Refunded to 6/1/24 @ 100)	170,000	193,056
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	170,000	193,056
5% 6/1/30 (Pre-Refunded to 6/1/24 @ 100)	385,000	437,216
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	1,085,000	1,091,633
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (c)	325,000	328,821
5% 10/1/22 (c)	170,000	180,051
5% 10/1/23 (c)	1,325,000	1,402,304
5% 10/1/24 (c)	1,560,000	1,650,610
Series 2014 A:
5% 10/1/28 (c)	860,000	978,001
5% 10/1/33 (c)	1,445,000	1,632,311
5% 10/1/36 (c)	2,730,000	3,084,818
5% 10/1/37	2,225,000	2,533,375
Series 2015 A:
5% 10/1/29 (c)	275,000	319,952
5% 10/1/31 (c)	230,000	267,596
5% 10/1/35 (c)	945,000	1,068,471
Series 2016 A:
5% 10/1/29	250,000	302,197
5% 10/1/31	300,000	361,149
Series 2017 B, 5% 10/1/40 (c)	2,240,000	2,722,342
Series 2020 A, 4% 10/1/39	1,675,000	2,000,580
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26 (Pre-Refunded to 10/1/22 @ 100)	645,000	684,048
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	600,000	670,167
Series 2014 B:
5% 7/1/26	430,000	487,937
5% 7/1/27	300,000	339,652
5% 7/1/28	170,000	192,144
Series 2016 A:
5% 7/1/32	740,000	886,354
5% 7/1/33	630,000	753,918
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/24	8,545,000	9,737,542
5% 7/1/25	8,975,000	10,588,748
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	135,000	157,371
5% 5/1/29	700,000	810,514
Series 2016 A:
5% 5/1/30	1,295,000	1,541,333
5% 5/1/32	1,720,000	2,044,489
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	700,000	944,763
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42 (Pre-Refunded to 4/1/22 @ 100)	2,075,000	2,149,804
Series 2016 A, 5% 10/1/44	395,000	472,699
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,720,000	2,018,141
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	205,000	207,410
5% 10/1/23 (c)	230,000	254,062
5% 10/1/24 (c)	235,000	269,369
5% 10/1/27 (c)	170,000	205,212
5% 10/1/29 (c)	180,000	216,149
5% 10/1/30 (c)	320,000	384,363
5% 10/1/31 (c)	225,000	270,224
5% 10/1/32 (c)	345,000	414,589
5% 10/1/33 (c)	740,000	889,255
5% 10/1/34 (c)	775,000	931,622
5% 10/1/35 (c)	815,000	980,039
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/22 (Escrowed to Maturity)	115,000	122,722
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	810,000	955,423
5% 8/1/29	1,030,000	1,211,268
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	860,000	1,027,431
5% 10/1/32	1,080,000	1,284,708
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	430,000	493,568
5% 8/15/26	585,000	711,158
5% 8/15/27	385,000	480,347
5% 8/15/28	260,000	323,556
5% 8/15/30	560,000	692,540
5% 8/15/31	540,000	666,896
5% 8/15/32	400,000	493,548
5% 8/15/34	1,115,000	1,374,574
5% 8/15/35	740,000	911,248
5% 8/15/42	1,135,000	1,386,812
5% 8/15/47	1,685,000	2,057,390
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	190,000	218,196
Series 2015 A, 5% 12/1/40	380,000	430,691
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 5% 7/1/50	4,500,000	5,636,942
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A:
5% 9/1/22	395,000	416,715
5% 9/1/25	70,000	73,545
Series 2020 A:
0% 9/1/37	800,000	501,549
0% 9/1/49	2,600,000	945,105
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	225,000	279,076
5% 10/15/49	420,000	518,127
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	170,000	202,033
5% 8/1/32 (Build America Mutual Assurance Insured)	860,000	1,016,516
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	305,000	347,431
5% 8/1/26	60,000	68,288

TOTAL FLORIDA		137,438,780

Georgia - 2.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	470,000	552,056
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015, 5% 11/1/27	170,000	197,972
Series 2018 B, 5% 11/1/47	1,630,000	2,015,606
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	345,000	347,269
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	2,815,000	2,910,891
Series 2013 1st, 2.925%, tender 3/12/24 (a)	5,290,000	5,630,244
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (a)	1,700,000	2,164,557
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	6,281,246
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	515,000	521,373
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	900,000	1,001,377
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	375,000	436,344
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	590,000	625,034
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	2,000,000	2,650,852
5% 6/1/32	3,000,000	3,961,990
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	385,000	419,285
5% 8/1/39	355,000	405,248
5% 8/1/43	470,000	561,330
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,410,000	1,650,203
4% 7/1/43	1,475,000	1,701,439
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	4,415,000	4,767,715
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24	865,000	976,320
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	600,000	675,574
5% 4/1/30	345,000	382,708
5% 4/1/44	1,155,000	1,264,459
Series 2020 B:
4% 9/1/37	1,345,000	1,641,241
4% 9/1/38	1,750,000	2,130,521
5% 9/1/25	1,240,000	1,472,217
5% 9/1/32	1,265,000	1,686,592

TOTAL GEORGIA		49,031,663

Hawaii - 1.4%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (c)	1,290,000	1,490,292
5% 7/1/45 (c)	1,000,000	1,153,142
Series 2018 A:
5% 7/1/29 (c)	220,000	276,813
5% 7/1/30 (c)	260,000	326,607
5% 7/1/31 (c)	250,000	313,513
5% 7/1/32 (c)	260,000	325,732
5% 7/1/33 (c)	260,000	324,921
5% 7/1/48 (c)	14,200,000	17,291,138
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (c)	210,000	250,687
Honolulu City & County Gen. Oblig. (Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	6,400,000	8,338,964
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	270,000	281,987
5.25% 8/1/24 (c)	345,000	378,896
5.25% 8/1/25 (c)	430,000	471,023

TOTAL HAWAII		31,223,715

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	170,000	189,208
Illinois - 13.8%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2002, 0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	333,956
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	430,000	429,079
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	417,921
Series 2011 A:
5% 12/1/41	995,000	1,012,603
5.25% 12/1/41	615,000	626,514
5.5% 12/1/39	1,360,000	1,387,152
Series 2012 A, 5% 12/1/42	1,585,000	1,666,420
Series 2015 C, 5.25% 12/1/39	295,000	332,403
Series 2016 B, 6.5% 12/1/46	140,000	175,664
Series 2017 A, 7% 12/1/46 (d)	480,000	637,649
Series 2017 C:
5% 12/1/22	455,000	483,898
5% 12/1/23	390,000	431,091
5% 12/1/24	990,000	1,133,612
5% 12/1/25	565,000	667,463
5% 12/1/26	165,000	200,432
5% 12/1/30	440,000	543,618
Series 2017 D:
5% 12/1/23	510,000	563,735
5% 12/1/24	215,000	246,188
5% 12/1/31	515,000	634,610
Series 2018 A:
5% 12/1/25	170,000	200,830
5% 12/1/26	170,000	206,506
5% 12/1/28	815,000	1,036,779
5% 12/1/30	1,185,000	1,500,904
5% 12/1/32	200,000	251,949
5% 12/1/35	170,000	212,864
Series 2018 C, 5% 12/1/46	1,315,000	1,620,177
Series 2019 A:
5% 12/1/28	570,000	725,109
5% 12/1/30	1,155,000	1,491,666
5% 12/1/31	655,000	843,115
5% 12/1/33	1,545,000	1,977,819
Series 2021 A, 5% 12/1/41	6,835,000	8,726,961
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000,000	1,254,710
Series 2020 A:
5% 1/1/29	2,965,000	3,772,220
5% 1/1/30	5,100,000	6,602,444
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (c)	4,500,000	4,806,559
5.5% 1/1/29 (c)	800,000	859,478
Series 2014 A:
5% 1/1/27 (c)	1,780,000	1,971,569
5% 1/1/28 (c)	3,295,000	3,643,550
5% 1/1/33 (c)	925,000	1,019,451
5% 1/1/34 (c)	450,000	495,949
Series 2016 A, 5% 1/1/28 (c)	345,000	405,808
Series 2016 B:
4% 1/1/35	270,000	301,523
5% 1/1/36	345,000	406,178
5% 1/1/37	465,000	547,332
5% 1/1/46	1,220,000	1,435,969
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	1,080,000	1,156,294
Series 2013 D, 5% 1/1/27	550,000	588,854
Series 2015 A:
5% 1/1/31 (c)	1,040,000	1,185,445
5% 1/1/32 (c)	2,100,000	2,392,130
Series 2015 C:
5% 1/1/24 (c)	245,000	272,467
5% 1/1/46 (c)	410,000	465,972
Series 2016 B, 5% 1/1/34	1,050,000	1,241,896
Series 2016 C:
5% 1/1/33	470,000	555,882
5% 1/1/34	545,000	644,603
Series 2016 G:
5% 1/1/37 (c)	345,000	412,367
5% 1/1/42 (c)	345,000	410,584
5.25% 1/1/29 (c)	60,000	73,317
5.25% 1/1/31 (c)	70,000	84,937
Series 2017 A, 5% 1/1/31	610,000	744,783
Series 2017 B:
5% 1/1/35	360,000	439,473
5% 1/1/37	1,470,000	1,787,511
Series 2017 C:
5% 1/1/30	105,000	128,215
5% 1/1/31	105,000	128,200
5% 1/1/32	110,000	134,325
Series 2017 D:
5% 1/1/28 (c)	515,000	624,494
5% 1/1/29 (c)	430,000	519,713
5% 1/1/32 (c)	465,000	559,513
5% 1/1/34 (c)	700,000	841,121
5% 1/1/35 (c)	515,000	617,967
5% 1/1/36 (c)	640,000	766,307
5% 1/1/37 (c)	345,000	412,367
Series 2018 A:
5% 1/1/37 (c)	3,500,000	4,355,153
5% 1/1/39 (c)	3,420,000	4,239,140
5% 1/1/48 (c)	570,000	697,457
5% 1/1/53 (c)	975,000	1,188,529
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	455,000	545,803
5% 7/1/48 (c)	3,875,000	4,625,404
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	3,100,000	3,581,027
Series 2017, 5% 12/1/46	705,000	845,509
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	350,000	365,202
5% 6/1/23	310,000	337,750
5% 6/1/24	50,000	56,657
5% 6/1/25	50,000	58,612
5% 6/1/26	40,000	48,315
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	345,000	367,220
Series 2012 C, 5% 12/15/21	170,000	173,637
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	1,910,000	2,031,442
Series 2016 A:
5% 11/15/26	980,000	1,194,586
5% 11/15/27	480,000	586,901
5% 11/15/28	630,000	768,562
5% 11/15/29	780,000	949,603
5% 11/15/30	860,000	1,046,065
Series 2021 A, 5% 11/15/33	1,875,000	2,470,620
Illinois Fin. Auth. Series 2020 A, 4% 5/15/50	6,000,000	7,005,004
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	210,000	246,063
5% 8/1/30	155,000	180,432
5% 8/1/32	210,000	243,511
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	170,000	194,479
5% 10/1/29	170,000	205,203
5% 10/1/30	170,000	204,965
5% 10/1/35	345,000	413,496
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,390,000	6,215,584
5% 5/15/43	7,175,000	8,836,290
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	200,000	226,091
4% 2/15/33	45,000	51,998
5% 2/15/26	525,000	633,361
5% 2/15/29	1,060,000	1,301,830
5% 2/15/36	240,000	291,574
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	170,000	199,401
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	85,000	98,961
Series 2012 A:
5% 5/15/22	375,000	390,395
5% 5/15/23 (Pre-Refunded to 5/15/22 @ 100)	50,000	52,097
Series 2012:
4% 9/1/32	1,510,000	1,563,589
5% 9/1/32	325,000	340,328
5% 9/1/38	4,520,000	4,753,227
5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	900,000	957,891
Series 2013:
5% 11/15/24	85,000	90,378
5% 11/15/27	15,000	15,928
5% 11/15/28	495,000	524,979
5% 11/15/29	240,000	254,161
Series 2015 A:
5% 11/15/21	105,000	106,853
5% 11/15/45	555,000	648,424
Series 2015 B, 5% 11/15/27	545,000	637,707
Series 2015 C:
4.125% 8/15/37	150,000	165,989
5% 8/15/35	1,285,000	1,495,331
5% 8/15/44	6,275,000	7,247,043
Series 2016 A:
5% 8/15/22 (Escrowed to Maturity)	170,000	178,942
5% 8/15/25 (Escrowed to Maturity)	410,000	484,763
5% 7/1/28	210,000	253,587
5% 2/15/29	885,000	1,050,336
5% 2/15/30	935,000	1,105,935
5% 7/1/30	120,000	143,409
5% 2/15/31	755,000	890,176
5% 7/1/31	215,000	256,131
5% 2/15/32	730,000	859,104
5% 7/1/33	110,000	130,454
5% 7/1/34	860,000	1,018,078
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	110,000	134,054
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	90,000	109,681
5% 7/1/36	445,000	525,138
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	350,000	426,536
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	105,000	129,280
Series 2016 B:
5% 8/15/31	1,270,000	1,557,989
5% 8/15/32	1,040,000	1,274,756
5% 8/15/34	1,295,000	1,582,860
5% 8/15/36	1,805,000	2,201,695
Series 2016 C:
3.75% 2/15/34	250,000	283,168
4% 2/15/36	1,070,000	1,226,582
4% 2/15/41	2,940,000	3,344,587
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	135,000	158,286
5% 2/15/24	115,000	129,347
5% 2/15/30	1,335,000	1,637,076
5% 2/15/31	4,825,000	5,906,060
5% 2/15/32	760,000	929,152
5% 2/15/34	605,000	737,494
5% 2/15/41	1,190,000	1,439,217
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,862
5% 5/15/29	215,000	255,841
5% 12/1/29	295,000	354,376
5% 5/15/30	455,000	538,856
5% 12/1/46	805,000	951,894
Series 2017 A, 5% 8/1/42	150,000	176,907
Series 2017:
5% 1/1/29	575,000	708,785
5% 7/1/34	965,000	1,179,158
5% 7/1/35	810,000	989,328
Series 2018 A:
4.25% 1/1/44	530,000	610,798
5% 1/1/38	2,140,000	2,606,985
5% 1/1/44	3,200,000	3,860,770
Series 2019, 4% 9/1/35	490,000	567,867
Illinois Gen. Oblig.:
Series 2012 A, 4% 1/1/23	435,000	443,145
Series 2012:
5% 8/1/21	415,000	416,617
5% 3/1/23	885,000	912,502
5% 8/1/23	790,000	864,468
Series 2013:
5.5% 7/1/24	170,000	187,391
5.5% 7/1/25	900,000	989,628
Series 2014:
5% 2/1/22	180,000	185,000
5% 2/1/23	760,000	815,711
5% 2/1/25	625,000	696,961
5% 2/1/26	470,000	522,271
5% 4/1/28	395,000	438,913
5% 5/1/28	370,000	412,260
5% 2/1/39	2,950,000	3,205,743
5.25% 2/1/31	75,000	82,843
Series 2016:
5% 2/1/23	310,000	332,724
5% 2/1/24	3,175,000	3,537,463
5% 6/1/25	1,515,000	1,762,425
5% 11/1/25	515,000	606,567
5% 6/1/26	205,000	244,997
5% 2/1/27	1,160,000	1,407,406
Series 2017 D, 5% 11/1/25	7,545,000	8,886,638
Series 2019 B:
5% 9/1/21	990,000	997,824
5% 9/1/22	970,000	1,023,221
5% 9/1/23	990,000	1,086,643
5% 9/1/24	990,000	1,125,639
Series 2021 A:
5% 3/1/34	3,530,000	4,561,381
5% 3/1/46	7,365,000	9,254,465
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	3,485,000	3,834,446
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,516,819	1,623,959
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	400,000	443,663
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	700,000	821,646
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	1,505,000	1,757,349
Series 2016 A:
5% 12/1/31	1,210,000	1,439,213
5% 12/1/32	1,775,000	2,108,641
Series 2019 A, 5% 1/1/44	470,000	590,437
Series A:
5% 1/1/40	1,140,000	1,495,594
5% 1/1/45	7,265,000	9,376,788
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2002, 0% 12/1/21 (AMBAC Insured)	535,000	533,655
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	1,205,000	1,424,899
5% 2/1/35	860,000	1,015,245
5% 2/1/36	1,480,000	1,744,253
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	880,000	858,386
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,067,027
Series 2010 B1:
0% 6/15/43 (FSA Insured)	10,730,000	6,396,922
0% 6/15/45 (FSA Insured)	5,250,000	2,932,332
0% 6/15/47 (FSA Insured)	625,000	328,947
Series 2012 B, 0% 12/15/51	2,255,000	967,744
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	218,459
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590,000	567,455
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,015,915
Series 1996 A, 0% 6/15/24	525,000	509,259
Series 2017 B:
5% 12/15/25	170,000	201,675
5% 12/15/26	570,000	695,764
5% 12/15/27	60,000	75,094
5% 12/15/31	115,000	142,255
5% 12/15/34	70,000	86,036
Series 2020 A, 5% 6/15/50	1,900,000	2,373,009
Series 2020 B, 5% 6/15/42	2,305,000	2,957,318
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	1,350,000	1,702,024
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,130,000	4,976,269
5% 6/1/28	475,000	569,089
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	945,000	1,050,269
6.25% 10/1/38	935,000	1,046,097
Series 2018 A, 5% 4/1/30	715,000	898,552
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	1,060,000	1,006,823
Will County Illinois Series 2016:
5% 11/15/31 (Pre-Refunded to 11/15/25 @ 100)	280,000	335,329
5% 11/15/32 (Pre-Refunded to 11/15/25 @ 100)	215,000	257,485
5% 11/15/33 (Pre-Refunded to 11/15/25 @ 100)	260,000	311,377
5% 11/15/34 (Pre-Refunded to 11/15/25 @ 100)	260,000	311,377

TOTAL ILLINOIS		301,736,143

Indiana - 0.9%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (a)	300,000	299,769
Series 2020 B, 0.95%, tender 4/1/26 (a)(c)	475,000	475,736
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	785,000	810,413
Series 2015 A, 5.25% 2/1/32	1,215,000	1,436,223
Series 2016:
4% 9/1/21	70,000	70,439
5% 9/1/22	50,000	52,803
5% 9/1/23	75,000	82,365
5% 9/1/24	115,000	131,078
5% 9/1/26	225,000	272,853
5% 9/1/27	110,000	132,369
5% 9/1/28	530,000	634,303
5% 9/1/29	260,000	309,519
5% 9/1/30	240,000	284,404
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	440,000	465,728
Series 2015 A, 5% 10/1/30	830,000	950,730
Series 2011 A, 5.25% 10/1/25	300,000	303,780
Series 2021 2, 5% 10/1/41 (e)	1,750,000	2,311,331
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	610,000	639,536
Series 2021 B:
3% 7/1/50	560,000	613,980
5% 1/1/23	500,000	535,556
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,150,000	1,428,588
Series 2016:
4% 1/1/32 (c)	170,000	190,724
4% 1/1/33 (c)	170,000	190,823
4% 1/1/34 (c)	215,000	241,342
4% 1/1/35 (c)	480,000	538,115
5% 1/1/26 (c)	180,000	214,010
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	370,000	397,464
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	205,000	257,159
5% 7/1/35	405,000	507,464
5% 7/1/36	440,000	550,167
5% 7/1/37	410,000	511,548
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,685,000	2,048,937
Series 2020, 4% 4/1/37	830,000	944,973
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	300,000	319,457

TOTAL INDIANA		19,153,686

Iowa - 0.4%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	240,000	278,671
5% 5/15/48	280,000	323,609
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/22 (c)	400,000	426,293
5% 12/1/29 (c)	1,050,000	1,317,467
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	1,000,000	1,229,491
4% 6/1/36	1,000,000	1,216,136
4% 6/1/39	1,000,000	1,203,956
5% 6/1/32	900,000	1,212,767
Series 2021 B1, 4% 6/1/49	1,475,000	1,724,580

TOTAL IOWA		8,932,970

Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	775,000	903,902
5% 9/1/45	1,170,000	1,356,938

TOTAL KANSAS		2,260,840

Kentucky - 1.3%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/22	125,000	127,918
5% 1/1/23	75,000	80,204
5% 1/1/28	275,000	326,002
5% 1/1/31	260,000	306,698
5% 1/1/32	260,000	306,862
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,160,000	3,886,714
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/26	175,000	210,583
5% 5/1/27	505,000	623,132
5% 5/1/29	935,000	1,173,655
5% 5/1/32	245,000	306,177
5% 5/1/33	190,000	236,876
5% 5/1/34	215,000	267,433
5% 5/1/35	130,000	160,059
5% 5/1/36	110,000	135,132
Series B, 5% 8/1/23	1,205,000	1,321,655
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (a)	9,405,000	10,843,151
Series A:
4% 12/1/21	500,000	507,564
4% 6/1/24	500,000	550,567
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	1,270,000	1,403,944
Series 2020 C, 5%, tender 10/1/26 (a)	435,000	530,971
Series 2020 D, 5%, tender 10/1/29 (a)	525,000	681,509
Series 2013 A:
5.5% 10/1/33	585,000	647,581
5.75% 10/1/38	1,510,000	1,677,422
Series 2020 A, 5% 10/1/37	1,220,000	1,547,114

TOTAL KENTUCKY		27,858,923

Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	500,000	600,058
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	260,000	300,179
5% 12/15/25	535,000	638,339
5% 12/15/26	215,000	263,830
5% 12/15/28	345,000	420,601
5% 12/15/29	245,000	297,787
5% 12/15/30	480,000	582,439
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	240,000	276,251
5% 1/1/29 (c)	895,000	1,024,828
5% 1/1/30 (c)	1,205,000	1,377,103
5% 1/1/31 (c)	430,000	490,775
5% 1/1/40 (c)	4,600,000	5,241,609
Series 2017 B:
5% 1/1/27 (c)	70,000	85,371
5% 1/1/28 (c)	40,000	48,504
5% 1/1/32 (c)	70,000	84,228
5% 1/1/33 (c)	120,000	144,471
5% 1/1/34 (c)	35,000	42,056
5% 1/1/35 (c)	70,000	83,995
5% 1/1/37 (c)	1,000,000	1,195,266
Series 2017 D2:
5% 1/1/27 (c)	85,000	103,665
5% 1/1/28 (c)	125,000	151,576
5% 1/1/31 (c)	110,000	132,014
5% 1/1/33 (c)	175,000	210,687
5% 1/1/34 (c)	210,000	252,336
5% 1/1/36 (c)	160,000	191,577
5% 1/1/37 (c)	265,000	316,745

TOTAL LOUISIANA		14,556,290

Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	800,000	874,984
Series 2011:
6.75% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	555,000	555,000
7.5% 7/1/32 (Pre-Refunded to 7/1/21 @ 100)	1,190,000	1,190,000
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	305,000	333,587
Series 2016 A:
4% 7/1/41	405,000	441,897
4% 7/1/46	555,000	602,089
5% 7/1/41	1,790,000	2,052,287
5% 7/1/46	4,775,000	5,443,778
Series 2017 B:
4% 7/1/25	75,000	84,500
4% 7/1/31	120,000	137,120
4% 7/1/32	85,000	96,937
4% 7/1/34	175,000	198,730
5% 7/1/26	55,000	65,967
5% 7/1/28	90,000	110,009
5% 7/1/29	70,000	85,173
5% 7/1/33	170,000	205,952
5% 7/1/35	130,000	157,354
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	180,000	211,036
5% 7/1/36	450,000	525,066
5% 7/1/38	115,000	133,690

TOTAL MAINE		13,505,156

Maryland - 2.1%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	2,230,000	2,744,078
5% 4/1/27	2,490,000	3,107,035
5% 4/1/27	8,780,000	10,955,729
5% 4/1/28	2,495,000	3,196,408
5% 4/1/28	4,220,000	5,406,350
Baltimore Proj. Rev. (Wtr. Proj.) Series 2020 A:
4% 7/1/45	2,000,000	2,377,423
5% 7/1/50	2,200,000	2,829,192
City of Westminster Series 2016:
5% 11/1/27	445,000	527,651
5% 11/1/28	475,000	559,820
5% 11/1/29	500,000	585,845
5% 11/1/30	530,000	618,031
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	945,000	1,045,926
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	215,000	260,677
5% 6/1/35	345,000	412,363
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	310,000	365,687
5% 3/31/46 (c)	515,000	604,434
Maryland Health & Higher Edl. Series 2021 A:
5% 6/1/29	180,000	225,641
5% 6/1/33	450,000	577,045
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	550,000	673,118
Series 2015, 5% 7/1/24	130,000	147,683
Series 2016 A:
4% 7/1/42	295,000	324,319
5% 7/1/35	120,000	142,008
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	2,460,000	3,091,009
5% 10/1/28	3,600,000	4,626,940

TOTAL MARYLAND		45,404,412

Massachusetts - 6.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/34	3,740,000	5,054,897
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	5,115,000	6,448,385
Series 2021 A, 5% 6/1/51	8,150,000	10,414,360
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	285,000	336,353
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	670,000	839,359
5% 7/1/34	725,000	903,976
Series 2017, 4% 7/1/41	1,720,000	1,987,381
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	170,000	191,512
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	175,000	211,647
5% 10/1/28	180,000	217,106
5% 10/1/29	190,000	227,943
5% 10/1/31	210,000	250,196
5% 10/1/32	220,000	261,649
Series 2016:
5% 10/1/29	170,000	205,203
5% 10/1/30	260,000	313,032
5% 7/1/31	290,000	344,329
5% 10/1/31	280,000	336,120
5% 10/1/43	1,500,000	1,765,589
Series 2019, 5% 9/1/59	4,040,000	5,004,478
Series 2020 A:
4% 7/1/45	3,170,000	3,699,215
5% 10/15/26	10,750,000	13,268,622
5% 10/15/28	1,500,000	1,952,875
5% 10/15/29	5,000,000	6,656,943
5% 10/15/30	5,000,000	6,799,830
Series 2021 V, 5% 7/1/55	5,435,000	8,852,271
Series BB1, 5% 10/1/46	70,000	84,087
Series J2, 5% 7/1/53	7,000,000	8,447,466
Series M:
4% 10/1/50	3,170,000	3,697,566
5% 10/1/45	2,390,000	3,023,307
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (c)	955,000	1,000,454
Series 2016, 5% 7/1/24 (c)	1,400,000	1,583,701
Series 2019 B, 5% 7/1/27 (c)	675,000	828,479
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/36	365,000	451,364
5% 4/1/42	1,380,000	1,700,941
Series 2019 A, 5% 1/1/49	1,000,000	1,255,824
Series 2019 C, 5% 5/1/49	1,560,000	1,975,852
Series E:
5% 11/1/45	1,345,000	1,741,706
5% 11/1/50	11,920,000	15,362,463
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	55,000	55,261
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	360,000	433,520
5% 7/1/34	185,000	222,703
5% 7/1/38	270,000	325,493
Series 2016 B, 5% 7/1/43 (c)	1,480,000	1,758,319
Series 2019 A, 5% 7/1/40 (c)	500,000	623,774
Series 2021 E:
5% 7/1/37 (c)	4,100,000	5,379,965
5% 7/1/41 (c)	6,955,000	9,033,539
5% 7/1/46 (c)	1,325,000	1,701,856
5% 7/1/51 (c)	9,000,000	11,503,752
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	1,485,000	1,840,662

TOTAL MASSACHUSETTS		150,575,325

Michigan - 1.7%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	405,000	454,279
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	550,000	676,404
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	690,000	717,338
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	420,000	516,359
5% 7/1/48	1,815,000	2,219,484
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	405,000	488,550
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	820,000	975,176
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	40,000	47,661
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	535,000	661,169
(Trinity Health Proj.) Series 2017, 5% 12/1/42	445,000	552,328
Series 2012, 5% 11/15/42	1,785,000	1,886,279
Series 2015 MI, 5% 12/1/24	765,000	885,417
Series 2016, 5% 11/15/41	325,000	391,421
Series 2020 A, 4% 6/1/49	765,000	888,558
Series 2021:
4% 9/1/39	600,000	705,190
4% 9/1/40	600,000	703,888
4% 9/1/41	500,000	584,957
Series MI, 5.5% 12/1/27	820,000	974,641
Michigan Hosp. Fin. Auth. Rev.:
Series 2008 C:
5% 12/1/32	230,000	288,369
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	25,000	31,534
Series 2012 A, 5% 6/1/26	345,000	359,984
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	675,000	746,823
Oakland Univ. Rev. Series 2019:
5% 3/1/40	1,020,000	1,270,081
5% 3/1/41	1,075,000	1,327,005
5% 3/1/44	2,100,000	2,569,434
5% 3/1/50	3,400,000	4,135,394
Portage Pub. Schools Series 2016:
5% 11/1/30	490,000	589,374
5% 11/1/31	435,000	522,761
5% 11/1/36	45,000	53,724
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,085,000	1,226,871
Series 2020 A, 4% 4/1/45	1,500,000	1,799,996
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	1,205,000	1,426,181
Series 2015 G, 5% 12/1/28 (c)	945,000	1,114,850
Series 2017 A:
4% 12/1/33 (FSA Insured)	255,000	295,426
4% 12/1/34 (FSA Insured)	210,000	242,876
4% 12/1/35 (FSA Insured)	205,000	236,748
4% 12/1/36 (FSA Insured)	215,000	248,011
5% 12/1/31	65,000	80,120
5% 12/1/32	65,000	80,173
5% 12/1/34	120,000	148,686
5% 12/1/35	110,000	136,100
5% 12/1/37	75,000	92,557
Series 2017 B:
5% 12/1/29 (c)	105,000	129,683
5% 12/1/30 (c)	120,000	147,489
5% 12/1/31 (c)	140,000	172,082
5% 12/1/32 (c)	90,000	111,323
5% 12/1/32 (c)	110,000	135,678
5% 12/1/34 (c)	105,000	129,369
5% 12/1/35 (c)	110,000	135,336
5% 12/1/37 (c)	145,000	177,340
5% 12/1/42 (c)	170,000	205,726
Series 2018 B, 5% 12/1/48 (c)	1,000,000	1,229,844
Series 2018 D, 5% 12/1/29 (c)	800,000	1,013,522

TOTAL MICHIGAN		36,939,569

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	485,000	560,776
Series 2017, 5% 5/1/25	140,000	162,794
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	130,000	160,129
5% 10/1/45	285,000	340,361
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	205,000	229,194
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(d)	1,255,000	1,362,145

TOTAL MINNESOTA		2,815,399

Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51 (e)	1,455,000	1,600,036
5% 6/1/27 (e)	720,000	889,852

TOTAL MISSISSIPPI		2,489,888

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	120,000	142,938
5% 3/1/31	130,000	154,273
5% 3/1/36	260,000	305,652
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	205,000	205,790
5% 9/1/27	85,000	85,324
5% 9/1/28	170,000	170,643
5% 9/1/29	170,000	170,647
5% 9/1/30	240,000	240,896
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (c)	500,000	622,287
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	170,000	185,072
3.25% 2/1/28	170,000	185,301
4% 2/1/40	140,000	153,924
5% 2/1/29	215,000	250,473
5% 2/1/31	445,000	514,351
5% 2/1/33	495,000	568,936
5% 2/1/36	465,000	530,468
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	205,000	228,029
Series 2021 A, 3% 5/1/52	2,760,000	3,024,350
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	255,000	288,095

TOTAL MISSOURI		8,027,449

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	205,000	216,367
Series 2019 B, 4% 6/1/50	105,000	118,936

TOTAL MONTANA		335,303

Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	5,825,000	6,598,713
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	170,000	195,993
5% 7/1/36	120,000	146,298
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	580,000	635,143
Series 2019 E, 3.75% 9/1/49 (c)	650,000	699,865
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	425,000	501,895
5% 1/1/40	195,000	229,414
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	130,000	138,934
5% 12/15/23 (c)	130,000	144,838
5% 12/15/25 (c)	70,000	83,419
5% 12/15/26 (c)	250,000	306,479
5% 12/15/27 (c)	170,000	206,918
5% 12/15/30 (c)	260,000	315,180
5% 12/15/31 (c)	135,000	163,587
5% 12/15/33 (c)	140,000	169,167
5% 12/15/35 (c)	345,000	416,975
5% 12/15/36 (c)	85,000	102,790
Series 2017 C, 5% 12/15/21 (c)	70,000	71,507

TOTAL NEBRASKA		11,127,115

Nevada - 0.2%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,935,000	2,357,863
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (c)	385,000	403,444
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	1,035,000	1,058,070
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	780,000	933,383
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	325,000	360,600

TOTAL NEVADA		5,113,360

New Hampshire - 0.9%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,481,317	1,783,061
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	515,000	621,567
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	210,000	263,939
5% 8/1/29	185,000	230,979
5% 8/1/30	170,000	211,849
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	440,000	551,221
5% 7/1/32	660,000	824,751
5% 7/1/33	600,000	748,876
5% 7/1/34	920,000	1,147,115
5% 7/1/35	965,000	1,201,930
5% 7/1/36	1,015,000	1,263,166
5% 7/1/37	890,000	1,105,989
Series 2017, 5% 7/1/44	2,265,000	2,643,476
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	65,000	66,329
Series 2012:
4% 7/1/32	475,000	485,950
5% 7/1/24	170,000	177,377
5% 7/1/25	205,000	213,649
5% 7/1/27	85,000	88,387
Series 2016:
4% 10/1/38	415,000	462,569
5% 10/1/22	185,000	195,985
5% 10/1/24	365,000	417,109
5% 10/1/25	360,000	425,095
5% 10/1/29	1,150,000	1,380,955
5% 10/1/31	895,000	1,067,318
5% 10/1/33	695,000	825,788
5% 10/1/38	1,285,000	1,512,059

TOTAL NEW HAMPSHIRE		19,916,489

New Jersey - 5.1%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	180,000	214,823
5% 7/1/30 (FSA Insured)	435,000	516,353
5% 7/1/32 (FSA Insured)	215,000	254,061
5% 7/1/33 (FSA Insured)	225,000	265,400
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	260,000	265,523
Series A:
5% 11/1/31	2,265,000	2,884,032
5% 11/1/36	2,530,000	3,182,252
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	230,000	235,604
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,265,000	2,651,997
Series 2017 B, 5% 11/1/23	3,100,000	3,432,076
Series 2013 NN:
5% 3/1/27	13,685,000	14,727,976
5% 3/1/29	430,000	461,776
Series 2013:
5% 3/1/24	3,100,000	3,341,001
5% 3/1/25	380,000	409,539
Series 2014 PP, 5% 6/15/26	1,100,000	1,245,920
Series 2015 XX, 5.25% 6/15/27	2,925,000	3,446,723
Series 2016 AAA:
5.5% 6/15/31	345,000	426,547
5.5% 6/15/32	860,000	1,062,384
Series LLL, 5% 6/15/44	1,140,000	1,414,051
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(c)	8,000,000	8,091,889
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	360,000	423,418
5% 7/1/32	415,000	487,312
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	985,000	1,210,324
4% 6/1/31	370,000	460,748
4% 6/1/32	250,000	315,383
5% 6/1/29	1,110,000	1,437,340
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	60,000	60,000
5% 7/1/22	60,000	62,671
5% 7/1/23	200,000	217,282
5% 7/1/24	330,000	371,723
5% 7/1/25	345,000	401,217
5% 7/1/26	190,000	227,372
5% 7/1/26	60,000	71,802
5% 7/1/27	130,000	158,625
5% 7/1/27	85,000	101,373
5% 7/1/28	65,000	79,205
5% 7/1/29	120,000	141,616
5% 7/1/29	85,000	100,356
5% 7/1/30	170,000	206,589
5% 7/1/30	145,000	170,144
Series 2016:
4% 7/1/48	500,000	552,131
5% 7/1/41	625,000	728,578
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	210,000	223,649
5% 12/1/23 (c)	350,000	388,188
5% 12/1/26 (c)	915,000	1,105,927
Series 2017 1B, 5% 12/1/21 (c)	220,000	224,246
Series 2018 B:
5% 12/1/25 (c)	725,000	855,999
5% 12/1/26 (c)	1,045,000	1,263,053
Series 2019 A:
5% 12/1/23	310,000	344,459
5% 12/1/24	180,000	207,007
5% 12/1/25	330,000	390,415
Series 2020:
5% 12/1/24 (c)	1,450,000	1,663,307
5% 12/1/24 (c)	690,000	791,505
5% 12/1/27 (c)	570,000	702,768
5% 12/1/28 (c)	1,000,000	1,254,989
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	840,000	1,029,295
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	4,970,000	6,193,622
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	70,000	75,054
Series 2010 A, 0% 12/15/27	2,350,000	2,125,957
Series 2014 AA, 5% 6/15/24	1,720,000	1,950,928
Series 2014 BB2, 5% 6/15/33	4,365,000	5,718,569
Series 2016 A:
5% 6/15/27	465,000	557,643
5% 6/15/28	1,905,000	2,272,526
5% 6/15/29	385,000	456,901
Series 2016 A-2, 5% 6/15/23	925,000	1,008,306
Series 2022 A:
4% 6/15/40 (e)	750,000	850,132
4% 6/15/41 (e)	3,225,000	3,646,314
Series 2022 AA:
5% 6/15/29 (e)	1,000,000	1,219,374
5% 6/15/30 (e)	5,530,000	6,843,902
Series AA:
4% 6/15/36	950,000	1,130,597
4% 6/15/45	2,105,000	2,456,231
5% 6/15/29	385,000	402,278
5% 6/15/38	1,070,000	1,369,508
5% 6/15/45	470,000	592,434
Series BB, 5% 6/15/33	4,300,000	5,398,245

TOTAL NEW JERSEY		111,228,464

New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	465,000	513,900
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	35,139
5% 5/15/34	65,000	74,360
5% 5/15/39	50,000	56,727
5% 5/15/44	50,000	56,283
5% 5/15/49	100,000	112,224
Series 2019 B1, 2.625% 5/15/25	55,000	55,281

TOTAL NEW MEXICO		903,914

New York - 5.7%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	215,000	248,648
4% 7/1/34	215,000	248,141
Series 2017:
4% 12/1/21 (d)	200,000	202,983
5% 12/1/22 (d)	300,000	319,411
5% 12/1/23 (d)	200,000	221,720
5% 12/1/24 (d)	200,000	229,861
5% 12/1/25 (d)	200,000	237,381
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	965,000	969,151
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,420,000	4,765,179
New York City Gen. Oblig.:
Series 2012 E, 5% 8/1/24	860,000	884,354
Series 2015 C, 5% 8/1/27	120,000	139,387
Series 2016 C and D, 5% 8/1/28	450,000	538,831
Series 2016 E, 5% 8/1/28	755,000	919,332
Series A, 5% 8/1/26	1,000,000	1,219,338
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (a)	1,210,000	1,210,106
Series 2021, 0.6%, tender 7/1/25 (a)	1,710,000	1,704,241
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	1,240,000	1,300,074
Series 2020 GG1, 5% 6/15/50	770,000	978,155
Series GG 1, 5% 6/15/48	17,930,000	22,827,077
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	860,000	986,612
Series 2015 S2, 5% 7/15/35	305,000	358,299
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	2,000,000	2,480,466
Series 2018 B, 5% 8/1/45	6,335,000	7,785,744
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,400,000	4,643,107
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	965,000	1,005,703
New York Dorm. Auth. Rev. Series 2022:
4% 7/1/36 (e)	1,510,000	1,759,189
4% 7/1/38 (e)	485,000	562,603
4% 7/1/40 (e)	800,000	922,730
5% 7/1/34 (e)	1,000,000	1,266,521
5% 7/1/35 (e)	1,000,000	1,263,723
5% 7/1/37 (e)	1,650,000	2,080,352
5% 7/1/39 (e)	500,000	627,507
5% 7/1/41 (e)	890,000	1,109,801
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	1,170,000	1,425,021
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	1,720,000	1,893,767
Series 2015 A1, 5% 11/15/45	1,280,000	1,448,404
Series 2020 A, 4% 2/1/22	1,550,000	1,583,468
Series 2020 D, 4% 11/15/46	11,710,000	13,648,160
Series 2021 A1, 4% 11/15/45	8,280,000	9,726,030
New York State Hsg. Fin. Agcy. Rev. Series J, 0.75% 5/1/25	1,410,000	1,414,542
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	230,000	249,853
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	8,700,000	10,229,964
4% 3/15/45	7,000,000	8,212,830
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	740,000	832,298
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	1,085,000	1,324,487
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	930,000	1,137,489
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	170,000	201,042
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	195,000	207,149
4% 3/1/24 (FSA Insured)	235,000	257,559
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (d)	250,000	259,065
5.375% 11/1/54 (d)	885,000	923,527
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	860,000	1,005,137
Triborough Bridge and Tunnel Auth. Series 2021 A1, 5% 5/15/51	1,800,000	2,347,611

TOTAL NEW YORK		124,343,130

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	1,175,000	1,378,660
North Carolina - 0.5%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	265,000	327,850
5% 7/1/33	260,000	321,406
5% 7/1/37	605,000	748,419
Series 2017 B:
5% 7/1/21 (c)	35,000	35,000
5% 7/1/22 (c)	25,000	26,195
5% 7/1/23 (c)	30,000	32,832
5% 7/1/24 (c)	35,000	39,761
5% 7/1/25 (c)	15,000	17,632
5% 7/1/26 (c)	15,000	18,154
5% 7/1/27 (c)	35,000	43,464
5% 7/1/28 (c)	30,000	37,022
5% 7/1/29 (c)	40,000	49,138
5% 7/1/30 (c)	45,000	55,289
5% 7/1/31 (c)	85,000	104,447
5% 7/1/32 (c)	85,000	104,412
5% 7/1/33 (c)	90,000	110,548
5% 7/1/34 (c)	95,000	116,704
5% 7/1/35 (c)	65,000	79,855
5% 7/1/36 (c)	55,000	67,589
5% 7/1/37 (c)	65,000	79,770
5% 7/1/42 (c)	205,000	249,344
Series 2017 C, 4% 7/1/32	250,000	290,395
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/30 (FSA Insured)	220,000	220,719
Series 2012, 5% 11/1/41	935,000	954,285
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	70,000	87,492
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	565,000	706,188
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26 (Pre-Refunded to 5/15/22 @ 100)	225,000	234,437
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	1,725,000	1,754,422
Series 2019 C, 2.55%, tender 6/1/26 (a)	2,980,000	3,190,561

TOTAL NORTH CAROLINA		10,103,330

North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 3% 1/1/52	895,000	983,006
Ohio - 3.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	2,435,000	2,872,930
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	515,000	607,689
5% 8/1/26	345,000	419,513
5% 8/1/27	430,000	537,127
5% 8/1/28	490,000	618,712
5% 8/1/29	905,000	1,141,068
5% 8/1/30	730,000	919,737
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	630,000	654,492
Series 2020 A, 4% 12/1/40	4,000,000	4,791,159
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	2,115,000	2,498,374
Series 2012 B, 5% 2/15/42	335,000	344,759
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/32	2,335,000	3,080,174
5% 6/1/33	7,750,000	10,166,407
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,196,452
Columbus City School District Series 2016 A, 5% 12/1/29	360,000	434,645
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	1,100,000	1,359,368
5% 12/1/51	1,650,000	2,030,511
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,150,000	1,325,069
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	620,000	682,754
5% 12/1/26	115,000	126,611
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	30,000	30,114
6% 8/15/43	140,000	140,528
Series 2015:
5% 8/15/29	240,000	277,178
5% 8/15/30	260,000	299,143
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	2,325,000	2,677,688
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/30	1,400,000	1,862,018
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	765,000	797,813
5% 2/15/44	915,000	949,476
5% 2/15/48	2,340,000	2,425,842
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,175,000	1,459,670
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	255,000	294,451
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	155,000	174,153
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	2,000,000	2,649,261
5% 12/15/30	1,800,000	2,433,993
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	450,000	275,966
Series A, 5% 2/15/51	16,340,000	21,262,423
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	380,000	448,721
5% 2/15/34	75,000	87,974
Series 2019, 5% 2/15/29	935,000	1,097,527
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	775,000	929,605
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32	40,000	40,760
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	90,000	95,977
5% 12/1/42	55,000	55,592
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	115,000	122,637

TOTAL OHIO		76,696,061

Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	390,000	475,183
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	220,000	259,905
5% 10/1/29	240,000	283,604
5% 10/1/36	170,000	200,211
5% 10/1/39	345,000	404,794
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	85,000	88,995
5% 8/15/23	45,000	48,943
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	615,000	728,487

TOTAL OKLAHOMA		2,490,122

Oregon - 0.2%
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	960,000	1,064,374
Series 2019 A, 4% 7/1/50	1,910,000	2,121,834
Port of Portland Arpt. Rev. Series 2020 27A, 5% 7/1/45 (c)	1,090,000	1,364,513

TOTAL OREGON		4,550,721

Pennsylvania - 7.3%
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	505,000	638,546
5% 7/1/34	60,000	75,381
5% 7/1/38	1,350,000	1,679,817
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	2,485,000	2,820,478
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	170,000	207,398
5% 7/15/29	270,000	346,735
5% 7/15/32	170,000	215,677
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	225,000	249,632
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	1,750,000	2,116,629
5% 6/1/28	945,000	1,201,753
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/23	85,000	92,780
5% 6/1/28	185,000	221,744
5% 6/1/29	200,000	238,490
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	690,000	791,788
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	250,000	282,224
Series 2019, 5% 7/1/49	970,000	1,149,082
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	430,000	489,447
4% 7/15/35	445,000	504,860
4% 7/15/37	860,000	971,798
5% 7/15/25	70,000	81,653
5% 7/15/26	215,000	258,142
5% 7/15/27	365,000	449,598
5% 7/15/28	270,000	333,406
5% 7/15/29	285,000	349,611
5% 7/15/30	380,000	463,360
5% 7/15/31	260,000	316,005
5% 7/15/32	270,000	327,478
5% 7/15/34	295,000	356,214
5% 7/15/36	865,000	1,041,369
5% 7/15/38	1,035,000	1,241,428
5% 7/15/43	1,205,000	1,433,575
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	445,000	532,887
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,725,000	1,753,905
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	170,000	205,285
5% 7/1/27	170,000	204,215
5% 7/1/28	170,000	203,591
5% 7/1/34	635,000	751,757
5% 7/1/36	345,000	407,089
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	335,000	352,670
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	225,000	227,060
5% 10/1/22	240,000	251,010
5% 10/1/23	70,000	75,629
5% 10/1/24	200,000	222,388
5% 10/1/25	180,000	199,745
5% 10/1/27	85,000	93,669
Series 2016 A:
5% 10/1/28	260,000	299,059
5% 10/1/29	450,000	514,858
5% 10/1/31	785,000	891,987
5% 10/1/36	1,410,000	1,590,305
5% 10/1/40	690,000	773,980
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	130,000	153,665
Series 2018 A, 4% 8/15/48	2,190,000	2,457,862
Series 2016 A, 5% 8/15/46	5,165,000	6,028,153
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (a)(c)	3,185,000	3,351,872
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	600,000	705,020
Series 2017:
5% 5/1/35	215,000	262,985
5% 5/1/37	270,000	328,918
5% 5/1/41	1,220,000	1,476,810
Series 2016:
5% 5/1/28	85,000	101,068
5% 5/1/32	215,000	253,744
5% 5/1/33	295,000	347,549
Series 2018 A, 5% 2/15/48	325,000	397,142
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	505,000	546,773
Series 2021 134B, 5% 4/1/27 (c)	1,340,000	1,632,256
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/46 (e)	9,000,000	11,683,157
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	170,000	200,641
5% 7/1/26	170,000	206,870
5% 7/1/27	140,000	174,783
Series 2017 B:
5% 7/1/22 (c)	380,000	397,773
5% 7/1/22	50,000	52,400
5% 7/1/23 (c)	260,000	283,828
5% 7/1/23	85,000	93,094
5% 7/1/25 (c)	600,000	703,453
5% 7/1/26 (c)	515,000	622,454
5% 7/1/27 (c)	430,000	532,563
5% 7/1/28 (c)	515,000	633,855
5% 7/1/29 (c)	385,000	473,455
5% 7/1/32 (c)	515,000	628,263
5% 7/1/33 (c)	385,000	469,897
5% 7/1/34 (c)	690,000	840,468
5% 7/1/37 (c)	775,000	939,565
5% 7/1/42 (c)	2,325,000	2,783,339
5% 7/1/47 (c)	3,270,000	3,914,010
Series 2021:
5% 7/1/26 (c)	12,830,000	15,436,415
5% 7/1/27 (c)	17,680,000	21,788,832
5% 7/1/28 (c)	1,875,000	2,360,925
5% 7/1/34 (c)	3,750,000	4,869,863
5% 7/1/35 (c)	2,015,000	2,614,604
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,360,000	1,584,265
Philadelphia School District:
Series 2016 D:
5% 9/1/25	1,515,000	1,788,399
5% 9/1/26	1,580,000	1,922,294
5% 9/1/27	1,670,000	2,028,953
5% 9/1/28	1,395,000	1,689,328
Series 2016 F:
5% 9/1/28	2,410,000	2,918,480
5% 9/1/29	1,565,000	1,889,030
Series 2018 A:
5% 9/1/36	325,000	405,194
5% 9/1/37	190,000	236,214
5% 9/1/38	300,000	372,523
Series 2018 B, 5% 9/1/43	440,000	542,207
Series 2019 A:
4% 9/1/35	1,310,000	1,568,201
5% 9/1/30	1,365,000	1,771,506
5% 9/1/31	1,085,000	1,402,814
5% 9/1/34	625,000	804,593
Series F, 5% 9/1/30	1,170,000	1,410,932
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	3,590,000	4,576,150
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (FSA Insured)	680,000	869,032
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	475,000	550,352
4% 6/1/49	1,135,000	1,303,559
5% 6/1/44	830,000	1,033,607
5% 6/1/49	1,325,000	1,642,552
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	220,000	256,963
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	960,000	1,113,325
5% 8/1/48	4,165,000	4,814,246

TOTAL PENNSYLVANIA		159,740,230

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	154,777
5% 9/1/36	1,210,000	1,379,466
Series 2016:
5% 5/15/22	1,300,000	1,350,575
5% 5/15/39	1,085,000	1,241,933
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	390,000	430,899
Series 2021 74, 3% 4/1/49	2,180,000	2,390,735
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	745,000	822,297
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (c)	345,000	357,820
5% 12/1/24 (c)	765,000	875,581
5% 12/1/28 (c)	1,700,000	2,132,119

TOTAL RHODE ISLAND		11,136,202

South Carolina - 2.1%
Charleston County Arpt. District Series 2019, 5% 7/1/43	500,000	632,279
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	470,000	548,425
5% 12/1/26	240,000	278,889
5% 12/1/28	975,000	1,125,498
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	555,000	625,075
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,245,000	1,575,391
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	190,000	225,590
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,965,000	7,762,508
Series 2014 A:
5% 12/1/49	2,330,000	2,608,815
5.5% 12/1/54	2,700,000	3,056,616
Series 2014 C, 5% 12/1/46	810,000	923,223
Series 2015 A, 5% 12/1/50	1,075,000	1,238,836
Series 2015 C, 5% 12/1/22	1,455,000	1,552,143
Series 2015 E, 5.25% 12/1/55	1,290,000	1,522,023
Series 2016 A:
5% 12/1/29	515,000	617,281
5% 12/1/38	50,000	59,443
Series 2016 B:
5% 12/1/31	190,000	230,865
5% 12/1/41	2,600,000	3,131,268
Series A, 5% 12/1/23	1,305,000	1,450,730
Spartanburg County Reg'l. Health:
Series 2012 A, 5% 4/15/37	1,255,000	1,296,521
Series 2017 A:
4% 4/15/43	3,225,000	3,665,209
4% 4/15/48	2,250,000	2,557,361
5% 4/15/48	7,705,000	9,176,381

TOTAL SOUTH CAROLINA		45,860,370

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	115,000	140,041
Series 2017:
5% 7/1/26	50,000	60,515
5% 7/1/28	50,000	61,802
5% 7/1/29	100,000	122,845

TOTAL SOUTH DAKOTA		385,203

Tennessee - 1.9%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	170,000	185,366
5% 7/1/24	255,000	279,229
5% 7/1/25	255,000	279,122
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/41	2,000,000	2,457,137
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	440,000	498,709
Series 2019 B:
5% 7/1/38 (c)	3,290,000	4,180,764
5% 7/1/54 (c)	1,020,000	1,262,559
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	10,250,000	12,686,997
5% 1/1/30	12,000,000	15,944,466
Tennessee Hsg. Dev. Agcy. Residential Series 2021 1, 3% 7/1/51	2,870,000	3,148,107

TOTAL TENNESSEE		40,922,456

Texas - 6.2%
Argyle Independent School District Series 2004, 5.25% 8/15/40 (FSA Insured)	20,000	20,069
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	255,000	255,819
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	170,000	194,532
5% 11/15/27 (c)	215,000	245,561
5% 11/15/28 (c)	260,000	296,304
5% 11/15/39 (c)	1,960,000	2,222,459
5% 11/15/44 (c)	4,795,000	5,428,547
Series 2017 B:
5% 11/15/28 (c)	170,000	204,709
5% 11/15/30 (c)	265,000	319,243
5% 11/15/32 (c)	210,000	253,134
5% 11/15/35 (c)	215,000	259,346
5% 11/15/36 (c)	360,000	434,223
5% 11/15/37 (c)	245,000	295,007
5% 11/15/41 (c)	980,000	1,178,081
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	500,000	498,816
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	225,000	261,680
5% 1/1/30	285,000	328,325
5% 1/1/31	80,000	91,984
5% 1/1/32	170,000	195,057
5% 1/1/40	1,000,000	1,142,862
5% 1/1/45	1,205,000	1,377,286
Series 2016:
5% 1/1/40	170,000	196,833
5% 1/1/46	120,000	139,005
Series 2021 C, 5% 1/1/27	3,595,000	4,243,699
Corpus Christi Util. Sys. Rev. Series 2012, 5% 7/15/23	275,000	288,499
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	450,000	534,971
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	2,000,000	2,450,960
El Paso Independent School District Series 2020:
5% 8/15/25	750,000	888,122
5% 8/15/26	1,300,000	1,589,148
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (a)	2,085,000	2,079,917
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	550,000	686,817
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37 (Pre-Refunded to 11/15/22 @ 100)	940,000	1,001,806
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	230,000	268,431
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	502,866
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	796,685
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	2,000,000	2,477,888
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (c)	515,000	515,000
5% 7/1/24 (Pre-Refunded to 7/1/21 @ 100) (c)	215,000	215,000
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100) (c)	260,000	260,000
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (c)	865,000	905,540
Series 2018 A, 5% 7/1/41 (c)	3,000,000	3,685,708
Series 2018 C:
5% 7/1/29 (c)	345,000	433,301
5% 7/1/30 (c)	365,000	457,949
5% 7/1/31 (c)	260,000	325,855
5% 7/1/32 (c)	300,000	375,844
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	655,000	804,588
5% 3/1/31	800,000	977,542
5% 3/1/32	340,000	414,755
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	515,000	580,542
Series 2016 B, 5% 11/15/33	480,000	585,103
Series 2020 C:
4% 11/15/43	3,500,000	4,255,285
4% 11/15/49	3,500,000	4,206,410
5% 11/15/45	3,500,000	4,515,189
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	80,000	94,539
5% 10/15/30	325,000	382,068
5% 10/15/32	170,000	200,038
5% 10/15/36	115,000	135,197
5% 10/15/37	195,000	228,881
5% 10/15/38	275,000	322,791
5% 10/15/44	270,000	317,059
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	170,000	200,540
5% 11/1/27 (c)	370,000	436,990
5% 11/1/28 (c)	570,000	670,800
5% 11/1/29 (c)	345,000	404,885
5% 11/1/32 (c)	635,000	740,512
Series 2017:
5% 11/1/22 (c)	130,000	138,012
5% 11/1/23 (c)	190,000	210,573
5% 11/1/24 (c)	170,000	195,436
5% 11/1/25 (c)	170,000	201,498
5% 11/1/26 (c)	170,000	207,008
5% 11/1/27 (c)	170,000	205,661
5% 11/1/28 (c)	300,000	361,076
5% 11/1/29 (c)	215,000	258,735
5% 11/1/30 (c)	170,000	204,576
5% 11/1/31 (c)	385,000	463,511
5% 11/1/32 (c)	445,000	535,803
5% 11/1/33 (c)	170,000	204,787
5% 11/1/34 (c)	170,000	204,774
5% 11/1/36 (c)	170,000	204,803
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	1,000,000	1,170,524
5% 5/15/26	1,260,000	1,519,262
5% 5/15/27	1,500,000	1,857,564
Series 2015 D:
5% 5/15/28	380,000	442,098
5% 5/15/30	860,000	1,000,538
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	130,000	162,547
5% 8/15/29	345,000	426,443
5% 8/15/47	395,000	475,322
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	125,000	147,766
5% 4/1/30	590,000	691,990
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	170,000	200,369
5% 1/1/33	205,000	248,265
5% 1/1/34	260,000	314,882
5% 1/1/34	515,000	720,464
5% 1/1/35	380,000	460,478
5% 1/1/36	1,035,000	1,251,493
5% 1/1/37	1,375,000	1,659,707
5% 1/1/38	560,000	598,860
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	155,000	165,877
5% 1/1/30	75,000	88,370
5% 1/1/31	100,000	117,430
Series 2008 I, 6.2% 1/1/42 (Pre-Refunded to 1/1/25 @ 100)	1,430,000	1,718,862
Series 2015 A, 5% 1/1/32	575,000	658,624
Series 2015 B, 5% 1/1/40	1,720,000	1,838,014
Series 2016 A, 5% 1/1/36	215,000	254,575
Series 2017 A, 5% 1/1/39	5,620,000	6,924,354
Series 2018:
4% 1/1/37	2,125,000	2,473,130
4% 1/1/38	4,365,000	5,056,746
San Antonio Independent School District Series 2016, 5% 8/15/31	745,000	902,736
San Antonio Wtr. Sys. Rev. Series 2020 A, 5% 5/15/50	2,130,000	2,700,819
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	75,000	92,686
5% 10/1/30	120,000	147,527
5% 10/1/31	110,000	134,844
5% 10/1/39	215,000	261,464
5% 10/1/40	170,000	206,720
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	690,000	759,391
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	860,000	965,551
5% 2/15/25	145,000	168,649
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,101,334	1,161,154
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	1,145,000	1,297,280
Series A, 3.5% 3/1/51	1,130,000	1,268,176
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	300,000	300,287
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	710,000	847,742
4% 6/30/39	1,800,000	2,129,209
4% 6/30/40	1,500,000	1,769,812
Series 2013, 6.75% 6/30/43 (c)	2,580,000	2,922,388
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	560,000	686,074
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	2,000,000	2,487,945
Series 2020, 5% 8/1/30	1,000,000	1,343,274
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	1,065,000	1,264,997
5% 2/15/33	690,000	818,222
5% 2/15/34	860,000	1,018,142
5% 2/15/36	515,000	608,234
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	360,000	441,162
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C:
5% 8/15/28	4,000,000	5,151,711
5% 8/15/31	3,000,000	4,111,385
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	350,000	419,790
Weatherford Independent School District Series 2002, 0% 2/15/33	1,200,000	997,694

TOTAL TEXAS		134,922,474

Utah - 0.9%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	345,000	361,101
5% 7/1/24 (c)	300,000	339,844
5% 7/1/25 (c)	345,000	403,442
5% 7/1/27 (c)	730,000	901,718
5% 7/1/29 (c)	640,000	782,873
5% 7/1/30 (c)	475,000	577,751
5% 7/1/31 (c)	905,000	1,100,306
5% 7/1/33 (c)	690,000	842,154
5% 7/1/35 (c)	690,000	839,628
5% 7/1/36 (c)	930,000	1,129,607
5% 7/1/37 (c)	730,000	885,010
5% 7/1/42 (c)	4,220,000	5,051,910
Series 2018 A:
5% 7/1/33 (c)	1,655,000	2,049,495
5.25% 7/1/48 (c)	1,215,000	1,491,359
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/22	545,000	574,632
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	1,000,000	1,270,816

TOTAL UTAH		18,601,646

Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	790,000	906,527
5% 10/15/46	980,000	1,117,884
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (c)	1,000,000	1,208,723
5% 6/15/29 (c)	1,700,000	2,102,291
Series 2020 A, 5% 6/15/28 (c)	1,000,000	1,220,089

TOTAL VERMONT		6,555,514

Virginia - 2.4%
Arlington County Series 2021:
5% 6/15/26	2,800,000	3,417,981
5% 6/15/28	4,560,000	5,864,162
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	805,000	912,732
5% 6/15/30	215,000	239,736
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	110,000	117,881
Series 2016:
4% 6/15/37	125,000	139,374
5% 6/15/27	260,000	312,640
5% 6/15/30	110,000	130,267
5% 6/15/33	75,000	88,273
5% 6/15/34	140,000	164,498
5% 6/15/35	380,000	446,104
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	8,150,000	10,090,860
4% 2/1/35	7,495,000	9,259,651
Series 2015 A:
5% 1/1/35	170,000	194,337
5% 1/1/40	385,000	438,379
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	150,000	186,567
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	6,610,000	8,074,653
5% 8/1/27	7,060,000	8,895,349
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	1,035,000	1,059,055
5% 1/1/40 (c)	205,000	209,731
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	430,000	499,395
5% 1/1/34	260,000	302,145
5% 1/1/35	260,000	301,672
5% 1/1/44	170,000	197,173
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	820,000	839,005

TOTAL VIRGINIA		52,381,620

Washington - 2.5%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (c)	600,000	718,051
5% 10/1/30 (c)	345,000	410,924
Series 2019 A, 4% 4/1/44 (c)	625,000	709,151
Series 2019, 5% 4/1/44 (c)	1,500,000	1,832,642
Series 2021 C:
5% 8/1/24 (c)	1,955,000	2,222,460
5% 8/1/25 (c)	1,585,000	1,861,140
5% 8/1/26 (c)	2,175,000	2,627,815
5% 8/1/27 (c)	1,345,000	1,663,868
5% 8/1/28 (c)	3,755,000	4,737,537
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/22 (c)	170,000	177,239
5% 6/1/24 (c)	270,000	291,895
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	875,000	874,167
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25 (Pre-Refunded to 6/1/23 @ 100)	965,000	1,051,683
5% 12/1/27 (Pre-Refunded to 6/1/23 @ 100)	710,000	773,777
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	580,000	671,462
5% 2/1/34	715,000	826,923
Series 2017 D, 5% 2/1/33	610,000	747,554
Series 2018 C, 5% 8/1/30	1,150,000	1,436,075
Series 2021 E, 5% 2/1/46	13,180,000	17,189,278
Series R-2017 A, 5% 8/1/30	350,000	425,985
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	140,000	163,655
5% 7/1/27	265,000	326,988
5% 7/1/28	325,000	404,436
5% 7/1/29	125,000	154,529
5% 7/1/30	150,000	184,309
5% 7/1/31	180,000	220,444
5% 7/1/32	345,000	421,648
5% 7/1/33	490,000	597,469
5% 7/1/34	115,000	139,922
5% 7/1/42	1,650,000	1,980,729
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	885,000	938,932
Series 2015:
5% 1/1/25	345,000	397,370
5% 1/1/27	400,000	465,866
Series 2017, 4% 8/15/42	2,055,000	2,255,100
Series 2019 A2, 5% 8/1/44	1,165,000	1,447,455
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	370,000	446,006
5% 10/1/28	380,000	455,319
5% 10/1/35	390,000	457,422
5% 10/1/36	590,000	691,159
5% 10/1/40	580,000	675,390

TOTAL WASHINGTON		54,073,774

West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	280,000	348,923
5% 1/1/32	230,000	285,749
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	1,000,000	1,174,799
5% 6/1/26	1,000,000	1,212,742
5% 6/1/27	1,000,000	1,247,668
5% 6/1/28	1,500,000	1,917,938

TOTAL WEST VIRGINIA		6,187,819

Wisconsin - 1.4%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	145,000	159,694
5% 5/15/28 (d)	230,000	253,721
5.25% 5/15/37 (d)	70,000	77,230
5.25% 5/15/42 (d)	85,000	93,614
5.25% 5/15/47 (d)	85,000	93,614
5.25% 5/15/52 (d)	160,000	176,215
Pub. Fin. Auth. Edl. Facilities:
Series 2016:
5% 1/1/37	1,110,000	1,206,940
5% 1/1/42	890,000	961,733
Series 2018 A:
5.25% 10/1/43	1,595,000	1,865,597
5.25% 10/1/48	1,595,000	1,857,775
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,450,000	1,780,929
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	150,000	166,414
5% 10/1/48 (d)	200,000	221,118
5% 10/1/53 (d)	310,000	342,074
Roseman Univ. of Health (Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	325,000	392,442
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	6,260,000	7,899,016
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	860,000	1,031,019
Series 2014:
4% 5/1/33	605,000	644,604
5% 5/1/22	135,000	139,787
Series 2016 A:
5% 2/15/28	410,000	484,284
5% 2/15/29	530,000	622,962
5% 2/15/30	585,000	684,432
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	1,000,000	1,243,931
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	170,000	211,468
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	295,000	366,960
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	325,000	404,278
Series 2018, 5% 4/1/34	2,000,000	2,527,731
Series 2019 A:
2.25% 11/1/26	305,000	305,374
5% 11/1/26	355,000	393,040
5% 11/1/46	1,015,000	1,093,000
Series 2019 B1, 2.825% 11/1/28	345,000	345,798
Series 2019 B2, 2.55% 11/1/27	220,000	220,391
Series 2019:
5% 10/1/30	405,000	517,458
5% 10/1/32	850,000	1,079,216
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
4% 10/1/23	430,000	450,046
5% 6/1/27	385,000	400,562

TOTAL WISCONSIN		30,714,467

TOTAL MUNICIPAL BONDS
(Cost $1,946,749,246)		2,066,954,412

Municipal Notes - 0.0%
New York - 0.0%
New York Metropolitan Trans. Auth. Rev. BAN Series 2019 B, 5% 5/15/22
(Cost $1,016,228)	1,000,000	1,041,370
	Shares	Value

Money Market Funds - 9.4%
Fidelity Municipal Cash Central Fund 0.04% (g)(h)
(Cost $204,797,779)	204,775,506	204,816,460
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $2,152,563,253)		2,272,812,242
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(86,804,931)
NET ASSETS - 100%		$2,186,007,311

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,582,994 or 0.7% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$45,777
Total	$45,777

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$60,565,934	$376,113,964	$231,880,000	$(2,188)	$18,750	$204,816,460	12.5%
Total	$60,565,934	$376,113,964	$231,880,000	$(2,188)	$18,750	$204,816,460

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,067,995,782	$--	$2,067,995,782	$--
Money Market Funds	204,816,460	204,816,460	--	--
Total Investments in Securities:	$2,272,812,242	$204,816,460	$2,067,995,782	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	25.0%
Transportation	23.7%
Health Care	16.5%
Education	8.5%
Other	5.6%
Others* (Individually Less Than 5%)	20.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,947,765,474)	$2,067,995,782
Fidelity Central Funds (cost $204,797,779)	204,816,460
Total Investment in Securities (cost $2,152,563,253)		$2,272,812,242
Cash		9,694,373
Receivable for securities sold on a delayed delivery basis		268,875
Receivable for fund shares sold		7,308,228
Interest receivable		21,127,350
Distributions receivable from Fidelity Central Funds		7,876
Receivable from investment adviser for expense reductions		22,487
Other receivables		106
Total assets		2,311,241,537
Liabilities
Payable for investments purchased
Regular delivery	$56,664,754
Delayed delivery	64,012,801
Payable for fund shares redeemed	644,143
Distributions payable	3,208,268
Accrued management fee	609,894
Other payables and accrued expenses	94,366
Total liabilities		125,234,226
Net Assets		$2,186,007,311
Net Assets consist of:
Paid in capital		$2,062,127,284
Total accumulated earnings (loss)		123,880,027
Net Assets		$2,186,007,311
Net Asset Value, offering price and redemption price per share ($2,186,007,311 ÷ 199,653,365 shares)		$10.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$22,002,768
Income from Fidelity Central Funds		45,777
Total income		22,048,545
Expenses
Management fee	$3,214,439
Custodian fees and expenses	7,337
Independent trustees' fees and expenses	2,221
Registration fees	134,845
Audit	28,935
Legal	899
Miscellaneous	4,038
Total expenses before reductions	3,392,714
Expense reductions	(91,733)
Total expenses after reductions		3,300,981
Net investment income (loss)		18,747,564
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,542,576
Fidelity Central Funds	(2,188)
Total net realized gain (loss)		3,540,388
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	14,417,464
Fidelity Central Funds	18,750
Total change in net unrealized appreciation (depreciation)		14,436,214
Net gain (loss)		17,976,602
Net increase (decrease) in net assets resulting from operations		$36,724,166

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,747,564	$34,698,790
Net realized gain (loss)	3,540,388	5,457,528
Change in net unrealized appreciation (depreciation)	14,436,214	26,177,645
Net increase (decrease) in net assets resulting from operations	36,724,166	66,333,963
Distributions to shareholders	(18,727,030)	(39,065,679)
Share transactions
Proceeds from sales of shares	724,350,807	1,032,251,933
Reinvestment of distributions	27,181	9,223,573
Cost of shares redeemed	(142,420,093)	(741,424,799)
Net increase (decrease) in net assets resulting from share transactions	581,957,895	300,050,707
Total increase (decrease) in net assets	599,955,031	327,318,991
Net Assets
Beginning of period	1,586,052,280	1,258,733,289
End of period	$2,186,007,311	$1,586,052,280
Other Information
Shares
Sold	66,579,854	97,905,584
Issued in reinvestment of distributions	2,500	867,075
Redeemed	(13,122,169)	(70,190,690)
Net increase (decrease)	53,460,185	28,581,969

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.70	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.110	.265	.296	.074
Net realized and unrealized gain (loss)	.101	.183	.564	.193
Total from investment operations	.211	.448	.860	.267
Distributions from net investment income	(.111)	(.266)	(.296)	(.066)
Distributions from net realized gain	–	(.032)	(.064)	(.001)
Total distributions	(.111)	(.298)	(.360)	(.067)
Net asset value, end of period	$10.95	$10.85	$10.70	$10.20
Total ReturnC,D	1.96%	4.27%	8.51%	2.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%	.44%	.59%G,H
Expenses net of fee waivers, if any	.36%G	.36%	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%	.36%G
Net investment income (loss)	2.04%G	2.49%	2.80%	2.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,186,007	$1,586,052	$1,258,733	$1,108,493
Portfolio turnover rateI	6%G	17%	21%	7%J,K

 A For the period October 2, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity SAI Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$121,674,198
Gross unrealized depreciation	(1,328,994)
Net unrealized appreciation (depreciation)	$120,345,204
Tax cost	$2,152,467,038

The Fund elected to defer to its next fiscal year approximately $3,776 of capital losses recognized during the period November 1, 2020 to December 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Income Fund	600,085,382	52,896,715

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Municipal Income Fund	$1,607

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through April 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $89,288.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $897.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,548.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity SAI Municipal Income Fund	.36%
Actual		$1,000.00	$1,019.60	$1.80
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SIM-SANN-0821
1.9887614.102

Fidelity Flex® Funds

Fidelity Flex® Inflation-Protected Bond Index Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2021

% of fund's investments
0.01 - 0.99%	79.7
1 - 1.99%	6.8
2 - 2.99%	8.7
3 - 3.99%	3.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
U.S. Government and U.S. Government Agency Obligations	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Inflation Protected Securities – 99.3%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	$50,261	$55,159
0.25% 2/15/50	116,339	131,918
0.625% 2/15/43	102,216	122,246
0.75% 2/15/42	127,641	155,655
0.75% 2/15/45	163,308	201,690
0.875% 2/15/47	89,611	115,464
1% 2/15/46	64,243	84,082
1% 2/15/48	72,558	96,923
1% 2/15/49	67,921	91,600
1.375% 2/15/44	146,670	202,645
1.75% 1/15/28	110,902	134,070
2% 1/15/26	114,368	134,572
2.125% 2/15/40	58,071	86,648
2.125% 2/15/41	70,729	106,692
2.375% 1/15/25	178,512	207,444
2.375% 1/15/27	105,940	129,793
2.5% 1/15/29	95,776	123,410
3.375% 4/15/32	46,640	68,824
3.625% 4/15/28	90,812	122,480
3.875% 4/15/29	112,089	157,677
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/22	250,839	259,914
0.125% 1/15/23	313,539	327,541
0.125% 7/15/24	274,424	295,097
0.125% 10/15/24	230,034	247,911
0.125% 4/15/25	200,575	216,496
0.125% 10/15/25	247,015	268,836
0.125% 4/15/26	209,774	228,165
0.125% 7/15/26	227,278	248,896
0.125% 1/15/30	240,809	264,477
0.125% 7/15/30	270,813	298,917
0.125% 1/15/31	273,910	301,617
0.25% 1/15/25	277,365	300,210
0.25% 7/15/29	209,848	233,564
0.375% 7/15/23	329,344	350,322
0.375% 7/15/25	273,650	300,487
0.375% 1/15/27	225,530	249,678
0.375% 7/15/27	235,812	263,053
0.5% 4/15/24	157,770	170,052
0.5% 1/15/28	240,351	269,546
0.625% 4/15/23	262,332	277,468
0.625% 1/15/24	295,289	318,007
0.625% 1/15/26	236,021	262,137
0.75% 7/15/28	197,884	227,136
0.875% 1/15/29	192,489	222,814
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $8,259,568)		8,931,333
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (a)
(Cost $87,220)	87,203	87,220
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $8,346,788)		9,018,553
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(24,707)
NET ASSETS - 100%		$8,993,846

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25
Total	$25

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$465,046	$377,827	$1	$--	$87,220	0.0%
Total	$--	$465,046	$377,827	$1	$--	$87,220

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$8,931,333	$--	$8,931,333	$--
Money Market Funds	87,220	87,220	--	--
Total Investments in Securities:	$9,018,553	$87,220	$8,931,333	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.3%
Short-Term Investments and Net Other Assets	0.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,259,568)	$8,931,333
Fidelity Central Funds (cost $87,220)	87,220
Total Investment in Securities (cost $8,346,788)		$9,018,553
Cash		3,575
Receivable for investments sold		104,823
Receivable for fund shares sold		3,108
Interest receivable		20,289
Distributions receivable from Fidelity Central Funds		3
Total assets		9,150,351
Liabilities
Payable for investments purchased	$79,830
Payable for fund shares redeemed	76,675
Total liabilities		156,505
Net Assets		$8,993,846
Net Assets consist of:
Paid in capital		$8,127,317
Total accumulated earnings (loss)		866,529
Net Assets		$8,993,846
Net Asset Value, offering price and redemption price per share ($8,993,846 ÷ 783,366 shares)		$11.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$195,081
Income from Fidelity Central Funds		25
Total income		195,106
Expenses
Independent trustees' fees and expenses	$10
Total expenses before reductions	10
Expense reductions	(6)
Total expenses after reductions		4
Net investment income (loss)		195,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,636
Fidelity Central Funds	1
Total net realized gain (loss)		5,637
Change in net unrealized appreciation (depreciation) on investment securities		(42,598)
Net gain (loss)		(36,961)
Net increase (decrease) in net assets resulting from operations		$158,141

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$195,102	$110,988
Net realized gain (loss)	5,637	77,411
Change in net unrealized appreciation (depreciation)	(42,598)	511,217
Net increase (decrease) in net assets resulting from operations	158,141	699,616
Distributions to shareholders	(759)	(142,823)
Share transactions
Proceeds from sales of shares	2,873,165	6,418,237
Reinvestment of distributions	759	142,823
Cost of shares redeemed	(1,292,030)	(6,556,264)
Net increase (decrease) in net assets resulting from share transactions	1,581,894	4,796
Total increase (decrease) in net assets	1,739,276	561,589
Net Assets
Beginning of period	7,254,570	6,692,981
End of period	$8,993,846	$7,254,570
Other Information
Shares
Sold	255,034	583,469
Issued in reinvestment of distributions	67	12,745
Redeemed	(114,422)	(598,090)
Net increase (decrease)	140,679	(1,876)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.38	$9.77	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.258	.172	.247	.310	.208
Net realized and unrealized gain (loss)	(.067)	.967	.571	(.449)	.126
Total from investment operations	.191	1.139	.818	(.139)	.334
Distributions from net investment income	(.001)	(.030)	(.046)	(.038)	(.018)
Distributions from net realized gain	–	(.199)	(.162)	(.243)	(.126)
Total distributions	(.001)	(.229)	(.208)	(.281)	(.144)
Net asset value, end of period	$11.48	$11.29	$10.38	$9.77	$10.19
Total ReturnC,D	1.69%	10.99%	8.38%	(1.35)%	3.36%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	-%	- %H
Net investment income (loss)	4.64%H	1.57%	2.41%	3.09%	2.50%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,994	$7,255	$6,693	$4,344	$2,173
Portfolio turnover rateI	22%H	73%	40%	47%	42%H

 A For the period March 9, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Flex Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$664,755
Gross unrealized depreciation	(12,974)
Net unrealized appreciation (depreciation)	$651,781
Tax cost	$8,366,772

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6.

7. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Flex Inflation-Protected Bond Index Fund	- %-C
Actual		$1,000.00	$1,016.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZXF-SANN-0821
1.9881642.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021